UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22431

RiverPark Funds Trust

(Exact name of registrant as specified in charter)

156 West 56th Street, 17th Floor

New York, NY 10019

(Address of principal executive offices) (Zip code)

Morty Schaja

156 West 56th Street, 17th Floor

New York, NY 10019

(Name and address of agent for service)

With copies to:

Thomas R. Westle

Blank Rome LLP

1271 Avenue of the Americas

New York, NY 10020

Registrant’s telephone number, including area code: 212-484-2100

Date of fiscal year end: September 30, 2021

Date of reporting period: March 31, 2021

Item 1. Reports to Stockholders.

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

Semi-Annual Report March 31, 2021 (Unaudited)
Investment Adviser: RiverPark Advisors, LLC

RiverPark Large Growth Fund

Retail Class Shares and Institutional Class Shares

Wedgewood Fund

Retail Class Shares and Institutional Class Shares

RiverPark Short Term High Yield Fund

Retail Class Shares and Institutional Class Shares

RiverPark Long/Short Opportunity Fund

Retail Class Shares and Institutional Class Shares

RiverPark Strategic Income Fund

Retail Class Shares and Institutional Class Shares

RiverPark Floating Rate CMBS Fund

Retail Class Shares and Institutional Class Shares

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports no longer will be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary, or, if you are a direct investor, by calling 888-564-4517.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 888-564-4517.Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all RiverPark Funds if you invest directly with the Funds.

Table of Contents

Schedules of Investments
RiverPark Large Growth Fund	1
Wedgewood Fund	2
RiverPark Short Term High Yield Fund	3
RiverPark Long/Short Opportunity Fund	7
RiverPark Strategic Income Fund	10
RiverPark Floating Rate CMBS Fund	19
Statements of Assets and Liabilities	21
Statements of Operations	23
Statements of Changes in Net Assets	25
Financial Highlights	28
Notes to Financial Statements	34
Disclosure of Fund Expenses	52

The RiverPark Funds file their complete schedules of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-Port within sixty days after the end of the period. The Funds’ Forms N-Q and Form N-Port reports are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent period ended June 30 is available (i) without charge, upon request, by calling 888-564-4517; and (ii) on the Commission’s website at http://www.sec.gov.

RiverPark Large Growth Fund March 31, 2021 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 99.1%**
Communication Services – 20.9%
Alphabet, Cl A *	746	$1,539
Alphabet, Cl C *	741	1,533
Facebook, Cl A *	7,390	2,177
Pinterest, Cl A *	41,112	3,044
Snap, Cl A *	53,049	2,774
Twitter *	32,472	2,066
Walt Disney	12,939	2,387
Zillow Group, Cl A *	10,515	1,381
		16,901
Consumer Discretionary – 10.1%
Amazon.com *	1,080	3,342
Booking Holdings *	886	2,064
Farfetch, Cl A *	17,115	907
NIKE, Cl B	14,159	1,882
		8,195
Financials – 12.2%
Apollo Global Management, Cl A	33,304	1,566
Blackstone Group, Cl A (a)	47,235	3,520
Charles Schwab	36,195	2,359
KKR	49,945	2,440
		9,885
Health Care – 17.4%
DexCom *	5,490	1,973
Exact Sciences *	15,358	2,024
Illumina *	5,548	2,131
Intuitive Surgical *	2,451	1,811
IQVIA Holdings *	8,899	1,719
UnitedHealth Group	5,088	1,893
Zoetis, Cl A	16,238	2,557
		14,108
Industrials – 2.4%
Uber Technologies *	35,443	1,932

Information Technology – 33.1%
Adobe *	3,232	1,536
Apple	23,111	2,823
Autodesk *	6,917	1,917
Mastercard, Cl A	5,635	2,006
Microsoft	13,808	3,255
PayPal Holdings *	8,897	2,161
RingCentral, Cl A *	5,560	1,656
ServiceNow *	3,444	1,722
Shopify, Cl A *	2,188	2,421
Snowflake, Cl A *	5,622	1,289
Square, Cl A *	9,436	2,143
Twilio, Cl A *	5,883	2,005
Visa, Cl A	8,727	1,848
		26,782
Real Estate – 3.0%
American Tower REIT, Cl A	5,351	1,279
Equinix REIT	1,656	1,125
		2,404
Total Common Stock
(Cost $43,816) (000)		80,207

Total Investments — 99.1%
(Cost $43,816) (000)		$80,207

As of March 31, 2021, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2021, there were no transfers in or out of Level 3.

Percentages are based on Net Assets of $80,914 (000).
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a)	Security considered Master Limited Partnership. At March 31, 2021, these securities amounted to $3,520 (000) or 4.4% of Net Assets.

Cl — Class

REIT — Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

Wedgewood Fund March 31, 2021 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 98.6%**
Communication Services – 21.6%
Alphabet, Cl A *	1,724	$3,556
Electronic Arts	12,655	1,713
Facebook, Cl A *	10,668	3,142
		8,411
Consumer Discretionary – 13.1%
Booking Holdings *	417	972
Starbucks	16,550	1,808
Tractor Supply	13,221	2,341
		5,121
Financials – 9.6%
First Republic Bank	7,873	1,313
Progressive	16,000	1,530
S&P Global	2,590	914
		3,757
Health Care – 8.8%
Alcon	15,214	1,068
Edwards Lifesciences *	28,255	2,363
		3,431
Industrials – 7.1%
Copart *	14,168	1,539
Old Dominion Freight Line	5,069	1,218
		2,757
Information Technology – 38.4%
Apple	18,950	2,315
CDW	13,460	2,231
Keysight Technologies *	13,555	1,943
Microsoft	8,610	2,030
Motorola Solutions	13,730	2,582
PayPal Holdings *	9,199	2,234
Visa, Cl A	7,608	1,611
		14,946
Total Common Stock
(Cost $25,720) (000)		38,423

Total Investments — 98.6%
(Cost $25,720) (000)		$38,423

As of March 31, 2021, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2021, there were no transfers in or out of Level 3.

Percentages are based on Net Assets of $38,982 (000).
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl — Class

The accompanying notes are an integral part of the financial statements.

RiverPark Short Term High Yield Fund March 31, 2021 (Unaudited)

Description	Face Amount (000)‡		Value (000)
Schedule of Investments
Corporate Obligations — 76.9%
Communication Services – 14.9%
Cogent Communications Group
5.375%, 03/01/22 (a)		1,375	$1,419
DISH DBS
6.750%, 06/01/21		19,696	19,851
Entercom Media
7.250%, 11/01/24 (a)		27,648	28,668
Linkem
6.000%, VAR Euribor 3 Month+6.000%, 08/09/22 (a)	EUR	22,908	26,909
Lumen Technologies
6.450%, 06/15/21		18,583	18,736
Sirius XM Radio
3.875%, 08/01/22 (a)		13,816	13,885
Sprint
7.250%, 09/15/21		18,598	19,088
WMG Acquisition
5.500%, 04/15/26 (a)		4,207	4,333
			132,889
Communications – 2.1%
CSC Holdings
6.750%, 11/15/21		18,193	18,705

Consumer Discretionary – 12.9%
1011778 BC ULC
4.250%, 05/15/24 (a)		2,183	2,211
APX Group
7.875%, 12/01/22		14,219	14,299
K Hovnanian Enterprises
10.000%, 07/15/22 (a)		2,733	2,767
KFC Holding
5.250%, 06/01/26 (a)		17,433	17,999
L Brands
6.875%, 07/01/25 (a)		4,799	5,336
Nexteer Automotive Group
5.875%, 11/15/21 (a)		9,702	9,702
Nordstrom
8.750%, 05/15/25 (a)		23,521	26,647
Sally Holdings
5.500%, 11/01/23		7,508	7,577
Tempur Sealy International
5.500%, 06/15/26		27,798	28,715
			115,253
Consumer Staples – 4.6%
Edgewell Personal Care
4.700%, 05/24/22		6,590	6,899
Fresh Market
9.750%, 05/01/23 (a)		25,048	25,815
Ingles Markets
5.750%, 06/15/23		8,294	8,382
			41,096
Energy – 4.3%
Ferrellgas
6.750%, 01/15/22		24,799	24,799
6.500%, 05/01/21		7,525	7,525
Parkland
6.000%, 04/01/26 (a)		5,000	5,238
Teine Energy
6.875%, 09/30/22 (a)		1,141	1,143
			38,705
Financials – 2.9%
Compass Group Diversified Holdings
8.000%, 05/01/26 (a)		21,656	22,665
MSCI
4.750%, 08/01/26 (a)		2,750	2,851
			25,516
Health Care – 0.6%
Surgery Center Holdings
6.750%, 07/01/25 (a)		5,238	5,371

Industrials – 16.5%
Altera Shuttle Tankers
7.125%, 08/15/22		4,000	4,060
Ardagh Packaging Finance
6.000%, 02/15/25 (a)		6,785	6,998
Avis Budget Car Rental
6.375%, 04/01/24 (a)		33,906	34,532
Colfax
6.000%, 02/15/24 (a)		12,445	12,837
Great Lakes Dredge & Dock
8.000%, 05/15/22		24,612	24,858

The accompanying notes are an integral part of the financial statements.

RiverPark Short Term High Yield Fund March 31, 2021 (Unaudited)

Description	Face Amount (000)‡	Value (000)
Hawaiian Airlines Pass-Through Certificates, Ser 2013-1
4.950%, 01/15/22	5,848	$5,800
Hillman Group
6.375%, 07/15/22 (a)	20,583	20,622
Icahn Enterprises
6.250%, 02/01/22	6,266	6,282
Mueller Industries
6.000%, 03/01/27	14,254	14,558
Nielsen Finance
5.000%, 04/15/22 (a)	4,619	4,625
Seaspan
6.500%, 02/05/24 (a)	2,400	2,490
Terex
5.625%, 02/01/25 (a)	6,025	6,194
TriMas
4.875%, 10/15/25 (a)	2,829	2,906
		146,762
Information Technology – 10.5%
CDK Global
5.875%, 06/15/26	2,005	2,074
Dell International
5.875%, 06/15/21 (a)	16,453	16,494
Hughes Satellite Systems
7.625%, 06/15/21	16,121	16,327
Itron
5.000%, 01/15/26 (a)	19,176	19,682
Plantronics
5.500%, 05/31/23 (a)	26,594	26,756
Tempo Acquisition
6.750%, 06/01/25 (a)	8,840	9,044
VeriSign
4.625%, 05/01/23	3,630	3,655
		94,032
Materials – 6.0%
Alcoa Nederland Holding BV
6.750%, 09/30/24 (a)	6,548	6,770
Tronox Finance
5.750%, 10/01/25 (a)	44,927	46,865
		53,635
Real Estate – 1.6%
RHP Hotel Properties
5.000%, 04/15/23	8,648	8,675

Description	Face Amount (000)‡/ Shares	Value (000)
Uniti Group
6.000%, 04/15/23 (a)	5,342	$5,439
		14,114
Total Corporate Obligations
(Cost $684,921) (000)		686,078

Trade Claims — 1.2%
Energy – 1.2%
Brazos Electric Power	11,701	10,589

Total Trade Claims
(Cost $10,531) (000)		10,589

Convertible Bond — 0.8%
Energy – 0.8%
Ship Finance International CV to 65.8012
5.750%, 10/15/21	7,190	7,226

Total Convertible Bond
(Cost $7,197) (000)		7,226

Special Purpose Acquisition Company — 0.4%
Common Stock — 0.4%
Financials – 0.4%
Ascendant Digital Acquisition, Cl A *	417,833	4,137

Total Special Purpose Acquisition Company
(Cost $4,139) (000)		4,137

Preferred Stock — 0.0%
Real Estate – 0.0%
Boston Properties
5.250%	20	1

Total Preferred Stock
(Cost $0) (000)		1

Bank Loan Obligations — 18.5%
Building Materials – 1.1%
Forterra Finance, LLC, Replacement Term Loan
4.000%, 10/25/23 (b) (c)	10,184	10,187

The accompanying notes are an integral part of the financial statements.

RiverPark Short Term High Yield Fund March 31, 2021 (Unaudited)

Description	Face Amount (000)‡	Value (000)
Communication Services – 2.1%
Cincinnati Bell Inc., Tranche B Term Loan, 1st Lien
4.250%, 08/16/24	15,751	$15,724
Intelsat Jackson, Term Loan, 1st Lien DIP
6.500%, 07/13/22	3,010	3,041
		18,765
Consumer Discretionary – 3.6%
EOC Group Inc., 1st Lien
3.359%, 03/20/25 (c)	8,845	8,804
Garret Motion, Term Loan, 1st Lien
0.000%, 03/31/22 (c)	10,662	10,689
Golden Nugget Gaming, Term Loan, 1st Lien
13.000%, 10/04/23	10,957	12,435
		31,928
Financials – 3.2%
JZ Capital Partners, Term Loan, 1st Lien
6.750%, 06/14/21 (d)	28,651	28,651

Gaming/Leisure – 0.7%
Diamond Resorts Corp, Term B Loan
6.272%, 09/02/23 (b) (c)	5,850	5,848

Health Care – 3.4%
Change Healthcare Holdings
3.500%, VAR ICE LIBOR USD 1 Month0.000%, 03/01/24 (c)	8,650	8,636
Mallinckrodt International, 1st Lien
0.000%, 02/28/22 (c)	22,283	22,033
		30,669
Industrials – 3.5%
Hertz, Term Loan, 1st Lien
8.250%, 12/31/21 (b) (c)	29,246	29,478
The Hillman Group, Term Loan
4.109%, 05/30/25	1,646	1,643
		31,121
Information Technology – 0.3%
MTS System, Term Loan, 1st Lien
4.000%, 07/05/23	2,845	2,841

Telecommunications – 0.6%
Colorado Buyer Second Lien
8.250%, 05/01/25 (b)	5,000	4,950

Total Bank Loan Obligations
(Cost $164,857) (000)		164,960

Total Investments — 97.8%
(Cost $871,645) (000)		$872,991

A list of the open forward foreign currency contracts held by the Fund at March 31, 2021, is as follows (000):

Counterparty	Maturity Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation
Brown Brothers Harriman	04/06/21	EUR	23,187	USD	28,009	$815
						$815

The following is a list of the inputs used as of March 31, 2021 in valuing the Fund’s investments and other financial instruments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$686,078	$—	$686,078
Trade Claims	—	10,589	—	10,589
Convertible Bond	—	7,226	—	7,226
Special Purpose Acquisition Company	4,137	—	—	4,137
Preferred Stock	—	1	—	1
Bank Loan Obligations	—	136,309	28,651	164,960
Total Investments in Securities	$4,137	$840,203	$28,651	$872,991

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*
Unrealized Appreciation	$—	$815	$—	$815
Total Other Financial Instruments	$—	$815	$—	$815

*	Forward contracts are valued at the unrealized appreciation on the instrument. See Note 2 in Notes to Financial Statements for additional information.

The accompanying notes are an integral part of the financial statements.

RiverPark Short Term High Yield Fund March 31, 2021 (Unaudited)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value (000):

	Bank Loan Obligations	Total
Beginning balance as of October 1, 2020	$—	$—
Change in unrealized appreciation/ depreciation)	—	—
Realized Gain (Loss)	—	—
Purchases	28,651	28,651
Sales	—	—
Transfer into Level 3	—	—
Transfer out of Level 3	—	—
Ending balance as of March 31, 2021	$28,651	$28,651
Change in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$—	$—

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of March 31, 2021. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Assets	Fair Value at March 31, 2021 (000)	Valuation Technique	Unobservable Inputs	Range
Bank Loan Obligations JZ Capital Partners	$28,651	Transactions Method	The loan was added during the quarter at 100.00 and will accrue interest at Libor + 5.75%. The borrower is in orderly liquidation and will not be making any new portfolio investments, except for a limited amount required for capital call obligations, which they are working to reduce. As of January 31, 2021, the company also reported a value of over $484mm of private investments and cash, and we believe the value of the remaining portfolio and assets that secure the facility (which we see at $200mm-$250mm) are well in excess of the total loan facility ($68.7mm).	—

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended March 31, 2021, there were no transfers in or out of Level 3.

‡	In U.S. Dollar unless otherwise indicated.
Percentages are based on Net Assets of $892,430 (000).
*	Non-income producing security.
(a)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees. At March 31, 2021, these securities amounted to $425,214 (000) or 47.6% of Net Assets.

(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(c)	Unsettled bank loan. Interest rate may not be available.
(d)	Level 3 security in accordance with fair value hierarchy.

Cl — Class

CV — Convertible Security

EUR — Euro

EURIBOR— Euro London Interbank Offered Rate

ICE— Intercontinental Exchange

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

Ser — Series

ULC — Unlimited Liability Company

USD — U.S. Dollar

VAR— Variable Rate

The accompanying notes are an integral part of the financial statements.

RiverPark Long/Short Opportunity Fund March 31, 2021 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 93.3%**
Communication Services – 21.4%
Alphabet, Cl A *(a)	4,966	$10,243
Alphabet, Cl C *(a)	4,951	10,242
Facebook, Cl A *	46,248	13,621
Pinterest, Cl A *(a)	231,560	17,142
Snap, Cl A *	344,953	18,038
Twitter *	225,473	14,347
Walt Disney (a)	64,981	11,990
Zillow Group, Cl A *(a)	50,785	6,672
		102,295
Consumer Discretionary – 7.7%
Amazon.com *	7,323	22,658
Farfetch, Cl A *	105,899	5,615
NIKE, Cl B (a)	65,554	8,711
		36,984
Financials – 11.3%
Apollo Global Management, Cl A	205,912	9,680
Blackstone Group, Cl A (b) (c)	325,518	24,261
KKR	414,694	20,258
		54,199
Health Care – 19.8%
DexCom *(a)	32,383	11,638
Exact Sciences *(a)	90,797	11,965
Illumina *(a)	33,991	13,055
Intuitive Surgical *(a)	9,927	7,335
IQVIA Holdings *(b)	76,361	14,748
Semler Scientific *	28,682	3,083
SmileDirectClub, Cl A *	723,350	7,458
UnitedHealth Group (a)	23,334	8,682
Zoetis, Cl A	107,403	16,914
		94,878
Industrials – 2.8%
Uber Technologies *(a)	242,277	13,206

Information Technology – 27.5%
Adobe *(a)(b)	17,526	8,331
Apple	152,828	18,668
Autodesk *(a)	18,731	5,191
Mastercard, Cl A (a)	20,679	7,363
Microsoft	85,086	20,061
PayPal Holdings *	54,764	13,299
RingCentral, Cl A *	28,563	8,508
ServiceNow *(a)	22,874	11,440
Shopify, Cl A *(a)	10,081	11,155
Snowflake, Cl A *	33,637	7,712
Square, Cl A *(a)	20,467	4,647
Twilio, Cl A *(a)	29,230	9,960
Visa, Cl A (a)	25,568	5,414
		131,749
Real Estate – 2.8%
American Tower REIT, Cl A (b)	27,525	6,580
Equinix REIT	9,809	6,666
		13,246
Total Common Stock
(Cost $308,573) (000)		446,557

Special Purpose Acquisition Companies — 3.8%
Common Stock– 3.8%
Diversified Financials – 3.8%
Experience Investment, Cl A *	600,780	6,182
Silver Spike Acquisition, Cl A *	277,296	5,091
Social Capital Hedosophia Holdings V, Cl A *	403,185	6,915
		18,188
Total Special Purpose Acquisition Companies
(Cost $20,376) (000)		18,188

Total Investments — 97.1%
(Cost $328,949) (000)		$464,745

The accompanying notes are an integral part of the financial statements.

RiverPark Long/Short Opportunity Fund March 31, 2021 (Unaudited)

A list of open swap agreements held by the Fund at March 31, 2021 was as follows:

Equity Swap
Company Reference	Counterparty	Receive (Pay)	Payment Frequency	Termination Date	Notional Amount (000)	Value (000)	Net Unrealized Appreciation/ (Depreciation) (000)†
Activision Blizzard	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	02/08/2022	$(2,984)	$(3,088)	$(104)
Adobe	Goldman Sachs International	Fed Funds - 0.50%	Maturity	02/24/2022	2,582	2,699	117
Alphabet, Class A	Goldman Sachs International	Fed Funds - 0.50%	Maturity	10/13/2021	251	339	88
Alphabet, Class C	Goldman Sachs International	Fed Funds - 0.50%	Maturity	10/13/2021	247	332	85
AT&T	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	04/05/2022	(3,903)	(4,208)	(305)
Autodesk	Goldman Sachs International	Fed Funds - 0.50%	Maturity	11/30/2021	7,045	7,274	229
Booking Holdings	Goldman Sachs International	Fed Funds - 0.50%	Maturity	03/02/2022	9,666	11,488	1,822
Boston Properties	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/19/2021	(2,035)	(2,197)	(162)
Campbell Soup	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	03/18/2022	(3,179)	(3,462)	(283)
Cerner Corporation	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	06/03/2021	(3,707)	(3,800)	(93)
Charles Schwab	Goldman Sachs International	Fed Funds - 0.50%	Maturity	03/02/2022	12,454	15,633	3,179
Charter Communications	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	03/10/2022	(3,964)	(3,978)	(14)
Chipotle Mexican Grill	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	03/04/2022	(2,951)	(2,852)	99
Coca-Cola Company	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	03/10/2022	(3,019)	(3,217)	(198)
Comcast Corporation, Class A	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	03/10/2022	(3,860)	(4,055)	(195)
Dexcom	Goldman Sachs International	Fed Funds - 0.50%	Maturity	04/27/2021	205	338	133
Domino’s Pizza	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	02/08/2022	(3,929)	(3,820)	109
Electronic Arts	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	02/08/2022	(3,790)	(3,671)	119
Exact Sciences	Goldman Sachs International	Fed Funds - 0.50%	Maturity	04/07/2021	185	496	311
Federal Realty Investment Trust	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	03/18/2022	(1,594)	(1,620)	(26)
Flex	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	03/10/2022	(3,992)	(3,802)	190
Fox Corporation	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	03/18/2022	(3,165)	(3,620)	(455)
General Mills	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	11/30/2021	(4,090)	(4,318)	(228)
Godaddy, Class A	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	12/14/2021	(3,030)	(3,190)	(160)
HP	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/19/2021	(2,426)	(4,987)	(2,561)
Illumina	Goldman Sachs International	Fed Funds - 0.50%	Maturity	02/15/2022	1,022	1,052	30
Intuitive Surgical	Goldman Sachs International	Fed Funds - 0.50%	Maturity	04/07/2022	3,874	4,011	137
J. M. Smucker Company	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	03/04/2022	(3,966)	(4,452)	(486)
Kellogg Company	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	11/30/2021	(4,292)	(4,490)	(198)
Keurig Dr Pepper	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	03/10/2022	(3,998)	(4,315)	(317)
Kimco Realty	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	03/10/2022	(1,524)	(1,711)	(187)
Kraft Heinz	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	07/01/2021	(3,143)	(3,991)	(848)
Kroger Company	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	03/04/2022	(3,013)	(3,300)	(287)
Lumen Technologies	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	03/04/2022	(3,480)	(4,088)	(608)
Mastercard, Class A	Goldman Sachs International	Fed Funds - 0.50%	Maturity	04/07/2021	9,150	10,138	988
Mondelez International	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	12/14/2021	(3,976)	(4,229)	(253)
New York Times, Class A	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	03/14/2022	(3,450)	(3,538)	(88)
Nielsen, PLC	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	03/10/2022	(3,940)	(4,348)	(408)
Nike, Class B	Goldman Sachs International	Fed Funds - 0.50%	Maturity	08/25/2021	1,690	2,306	616
Peloton Interactive, Class A	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	04/27/2022	(2,411)	(2,493)	(82)
Pepsico	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	03/10/2022	(3,585)	(3,623)	(38)
Pinterest, Class A	Goldman Sachs International	Fed Funds - 0.50%	Maturity	04/07/2021	79	501	422
Regency Centers	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	03/10/2022	(1,501)	(1,765)	(264)
Schlumberger	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	04/27/2022	(2,343)	(2,392)	(49)
Servicenow	Goldman Sachs International	Fed Funds - 0.50%	Maturity	04/15/2021	218	396	178
Shopify, Class A	Goldman Sachs International	Fed Funds - 0.50%	Maturity	04/21/2021	1,567	4,941	3,374
Simon Property Group	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	07/14/2021	(1,381)	(1,844)	(463)
Square, Class A	Goldman Sachs International	Fed Funds - 0.50%	Maturity	03/09/2022	8,409	8,146	(263)
Twilio, Class A	Goldman Sachs International	Fed Funds - 0.50%	Maturity	02/15/2022	3,136	3,025	(111)
Uber Technologies	Goldman Sachs International	Fed Funds - 0.50%	Maturity	04/07/2021	843	1,715	872
Unitedhealth Group	Goldman Sachs International	Fed Funds - 0.50%	Maturity	03/03/2022	2,800	3,019	219
Verizon Communications	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	04/22/2021	(3,521)	(3,772)	(251)
Visa, Class A	Goldman Sachs International	Fed Funds - 0.50%	Maturity	08/25/2021	6,539	6,911	372
Vornado Realty Trust	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	03/10/2022	(1,915)	(2,316)	(401)

The accompanying notes are an integral part of the financial statements.

RiverPark Long/Short Opportunity Fund March 31, 2021 (Unaudited)

Equity Swap
Company Reference	Counterparty	Receive (Pay)	Payment Frequency	Termination Date	Notional Amount (000)	Value (000)	Net Unrealized Appreciation/ (Depreciation) (000)†
Walt Disney Company	Goldman Sachs International	Fed Funds - 0.50%	Maturity	04/07/2021	$5,960	$7,143	$1,183
Zillow Group, Class A	Goldman Sachs International	Fed Funds - 0.50%	Maturity	04/20/2022	1,440	1,328	(112)
Zoom Video Communications, Class A	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	04/27/2022	(2,431)	(2,393)	38
							$4,412

The following is a list of the inputs used as of March 31, 2021 in valuing the Fund’s investments and other financial instruments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$446,557	$—	$—	$446,557
Special Purpose Acquisition Companies	18,188	—	—	18,188
Total Investments in Securities	$464,745	$—	$—	$464,745

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Swaps‡
Unrealized Appreciation	$—	$14,910	$—	$14,910
Unrealized Depreciation	—	(10,498)	—	(10,498)
Total Other Financial Instruments	$—	$4,412	$—	$4,412

‡	Equity Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended March 31, 2021, there were no transfers in or out of Level 3.

Percentages are based on Net Assets of $478,533 (000).
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
†	Inclusive of accrued dividends and interest related to Total Return Swaps.
(a)	Underlying security for a Total Return Swap.
(b)	This security or a partial position of this security has been committed as collateral for Total Return Swaps. The aggregate market value of the collateral as of March 31, 2021 was $53,920(000).
(c)	Security considered Master Limited Partnership. At March 31, 2021, these securities amounted to $24,261 (000) or 5.1% of Net Assets.

Cl — Class

REIT — Real Estate Investment Trust

Amounts designated as “— “ are $0 or rounded to $0.

The accompanying notes are an integral part of the financial statements.

RiverPark Strategic Income Fund March 31, 2021 (Unaudited)

Description	Face Amount (000)‡		Value (000)
Schedule of Investments
Corporate Obligations — 53.1% (k)
Communication Services – 6.0%
Connect Finco SARL
6.750%, 10/01/26 (a)		4,804	$5,122
Linkem
6.000%, VAR Euribor 3 Month+6.000%, 08/09/22 (a)	EUR	3,815	4,481
Lions Gate Capital Holdings
5.500%, 04/15/29 (a)		339	340
T-Mobile USA
6.000%, 03/01/23		2,442	2,460
			12,403
Consumer Discretionary – 13.8%
99 Escrow Issuer
7.500%, 01/15/26 (a)		4,501	4,374
Anagram International
15.000%cash/0% PIK, 08/15/25 (a)		1,569	1,789
APX Group
7.875%, 12/01/22		5,433	5,464
At Home Holding III
8.750%, 09/01/25 (a)		2,690	2,941
Crocs
4.250%, 03/15/29 (a)		1,018	998
Diamond Sports Group
12.750%, 12/01/26 (a)		1,084	938
Ferrellgas
10.000%, 04/15/25 (a)		1,567	1,732
FXI Holdings
12.250%, 11/15/26 (a)		1,639	1,875
Georg Jensen
6.000%, VAR Euribor 3 Month+6.000%, 05/15/23	EUR	500	569
Hercules Achievement
9.000%, VAR ICE LIBOR USD 3 Month+8.000%, 12/22/24 (a)		554	558
Jacktel
10.000%, 12/04/23		514	514
10.000%, 12/04/23 (a)		1,700	340
0.000%, 12/29/49 (b)		43	8
Lifefit Group Midco GmbH
7.500%, VAR Euribor 3 Month+7.500%, 07/26/23	EUR	1,160	1,293
LSF9 Atlantis Holdings
7.750%, 02/15/26 (a)		341	350
SB Holdco
8.000%, VAR Euribor 3 Month+8.000%, 07/13/22	EUR	1,300	1,555
Tapestry
4.250%, 04/01/25 (c)		712	774
Tenneco
5.125%, 04/15/29 (a)		1,542	1,522
Universal Entertainment
8.500%, 12/11/24 (a)		542	584
			28,178
Consumer Staples – 1.0%
Chobani
7.500%, 04/15/25 (a)		1,327	1,384
Grieg Seafood
3.790%, VAR NIBOR 3 Month+3.400%, 06/25/25 (a)	NOK	6,500	758
			2,142
Energy – 6.7%
Golar LNG Partners
6.432%, VAR ICE LIBOR USD 3 Month+6.250%, 11/22/21		902	903
Martin Midstream Partners
11.500%, 02/28/25 (a)		1,838	1,865
10.000%, 02/29/24 (a)		3,457	3,626
Oasis Midstream Partners
8.000%, 04/01/29 (a)		2,715	2,796
PBF Logistics
6.875%, 05/15/23		3,456	3,463
Rockpoint Gas Storage Canada
7.000%, 03/31/23 (a)		226	228
Sanjel
0.000%, 06/19/69 (b) (d) (e)		101	—
0.000%, 12/19/69 (b) (d) (e) (f)		2,700	—
0.000%, 12/29/69 (b) (d) (e)		101	—
0.000%, 12/29/69 (b) (d) (e)		101	—
0.000%, 12/29/69 (b) (d) (e)		101	—
0.000%, 12/29/69 (b) (d) (e)		101	—
0.000%, 12/29/69 (b) (d) (e)		101	—
0.000%, 12/29/69 (b) (d) (e)		101	—
0.000%, 12/29/69 (b) (d) (e)		101	—

The accompanying notes are an integral part of the financial statements.

RiverPark Strategic Income Fund March 31, 2021 (Unaudited)

Description	Face Amount (000)‡		Value (000)
Talos Production
12.000%, 01/15/26 (a)		930	$911
			13,792
Financials – 7.0%
Aker Horizons
3.700%, VAR NIBOR 3 Month+3.250%, 08/15/25	NOK	12,500	1,450
Donnelley Financial Solutions
8.250%, 10/15/24		679	709
Hunt
5.250%, 04/15/29 (a)		5,090	5,090
LR Global Holding GmbH
7.250%, VAR Euribor 3 Month+7.250%, 02/03/25	EUR	2,679	3,213
StoneX Group
8.625%, 06/15/25 (a)		3,437	3,637
VNV Global
5.750%, 10/04/22	SEK	2,250	268
			14,367
Health Care – 0.6%
Surgery Center Holdings
6.750%, 07/01/25 (a)		1,205	1,236

Industrials – 8.7%
Borealis Finance
7.500%, 11/16/23 (a)		953	976
Continental Airlines Pass-Through Trust, Ser 2000-2, Cl A1
7.707%, 04/02/21		157	156
Hawaiian Airlines Pass-Through Certificates, Ser 2013-1
4.950%, 01/15/22		438	434
3.900%, 01/15/26		3,737	3,687
HC2 Holdings
8.500%, 02/01/26 (a)		5,813	5,777
Mueller Industries
6.000%, 03/01/27 (c)		5,772	5,895
StorCentric Peleus Insurance Co
5.875%, 02/19/23 (a)		844	841
			17,766
Information Technology – 3.8%
Azerion Holding BV
8.500%, VAR Euribor 3 Month+8.500%, 03/17/23	EUR	1,553	1,883
Dell International
7.125%, 06/15/24 (a)		3,110	3,205

Description	Face Amount (000)‡/ Shares		Value (000)
Diebold Nixdorf
8.500%, 04/15/24		1,812	$1,853
DUO Bidco
5.380%, VAR NIBOR 3 Month+5.000%, 04/12/26	NOK	4,589	542
Mercell Holding
6.000%, VAR STIBOR SEK 3-Month+6.000%, 12/08/25	SEK	2,500	296
			7,779
Materials – 5.3%
Alcoa Nederland Holding BV
7.000%, 09/30/26 (a)		2,056	2,173
Briggs & Stratton
6.875%, 02/15/21 (e)		67	6
Copper Mountain Mining
8.000%, 04/09/26 (a)		7,800	7,605
Modex
8.200%, VAR NIBOR 3 Month+7.750%, 03/02/26	NOK	9,200	1,085
			10,869
Utilities – 0.2%
Ameren
1.750%, 03/15/28		335	324

Total Corporate Obligations
(Cost $109,717) (000)			108,856

Special Purpose Acquisition Companies — 12.9% (k)
Common Stock– 12.9%
Diversified Financials – 12.9%
Advanced Merger Partners *		45,180	452
Alkuri Global Acquisition *		19,273	190
Anzu Special Acquisition I *		39,711	396
Ares Acquisition *		51,892	519
Athena Technology Acquisition *		15,356	152
Atlantic Avenue Acquisition, Cl A *		117,481	1,138
Authentic Equity Acquisition *		13,106	130
BGP Acquisition, Cl A *		82,036	771
Carney Technology Acquisition II, Cl A *		131,712	1,276
Cartesian Growth *		46,189	460
Cascade Acquisition, Cl A *		50,126	494
CBRE Acquisition Holdings, Cl A *		31,106	303
Cerberus Telecom Acquisition, Cl A *		52,263	517
CF Acquisition IV, Cl A *		27,235	266

The accompanying notes are an integral part of the financial statements.

RiverPark Strategic Income Fund March 31, 2021 (Unaudited)

Description	Shares	Value (000)
CF Acquisition VI *	27,466	$272
Clarim Acquisition *	25,893	258
Cohn Robbins Holdings, Cl A *	18,295	180
DHB Capital *	5,295	52
Disruptive Acquisition I *	38,088	376
EdtechX Holdings Acquisition II *	8,758	88
EJF Acquisition *	30,285	301
Empowerment & Inclusion Capital I *	11,981	118
Equity Distribution Acquisition, Cl A *	35,502	352
Foresight Acquisition *	15,363	153
Forest Road Acquisition II *	15,659	156
Fortress Capital Acquisition *	10,007	100
Forum Merger IV *	38,111	377
GigCapital4 *	38,401	379
Global Partner Acquisition II *	16,501	163
Golden Falcon Acquisition, Cl A *	27,235	263
Gores Guggenheim *	38,128	379
Gores Metropoulos II *	8,530	86
Gores Technology Partners *	3,938	40
Gores Technology Partners II *	15,360	153
Group Nine Acquisition *	8,535	86
Hamilton Lane Alliance Holdings I, Cl A *	25,618	250
Horizon Acquisition, Cl A *	6,931	69
Isleworth Healthcare Acquisition *	30,282	293
Jack Creek Investment *	17,060	169
KINS Technology Group, Cl A *	31,314	307
Live Oak Acquisition II, Cl A *	30,258	302
Live Oak Mobility Acquisition *	2,711	27
Marlin Technology, Cl A *	17,069	169
Mason Industrial Technology *	277,191	2,755
MSD Acquisition *	15,497	157
Noble Rock Acquisition *	8,833	87
Oaktree Acquisition II, Cl A *	33,720	334
Omnichannel Acquisition, Cl A *	233,921	2,283
One Equity Partners Open Water I *	25,590	255
Peridot Acquisition II *	23,488	234
Pontem *	12,234	121
PWP Forward Acquisition I *	7,776	77
RMG Acquisition III *	46,255	460

Description	Shares/ Number of Warrants	Value (000)
RXR Acquisition *	7,732	$76
SCP & CO Healthcare Acquisition *	21,325	213
Seven Oaks Acquisition, Cl A *	22,979	224
Starboard Value Acquisition, Cl A *	28,001	278
Stratim Cloud Acquisition *	76,033	760
Supernova Partners Acquisition III *	2,876	29
Tailwind International Acquisition *	38,400	380
Tailwind Two Acquisition *	38,624	382
Tech and Energy Transition *	15,353	154
Tekkorp Digital Acquisition, Cl A *	70,000	686
Thayer Ventures Acquisition, Cl A *	13,171	130
Tishman Speyer Innovation II *	70,660	708
Vector Acquisition II, Cl A *	194,509	1,926
Virgin Group Acquisition II *	15,243	151
Warburg Pincus Capital I, Cl A *	7,748	78
Warburg Pincus Capital I, Cl B *	27,320	273
Z-Work Acquisition *	17,282	173
		26,366
Warrants – 0.0%
Diversified Financials – 0.0%
BGP Acquisition, Strike price $11.5, Expires 12/31/27 *	41,018	29
Hamilton Lane Alliance Holdings I *
Strike Price 11.50, Expires 1/11/2026*,	8,539	6
Isleworth Healthcare Acquisition, Strike Price $11.5, Expires 08/02/27 *	15,141	7
Omnichannel Acquisition, Strike Price $11.5, Expires 12/30/27*	75,283	60
		102
Total Special Purpose Acquisition Companies
(Cost $26,264) (000)		26,468

The accompanying notes are an integral part of the financial statements.

RiverPark Strategic Income Fund March 31, 2021 (Unaudited)

Description	Shares	Value (000)
Common Stock — 4.6% (k)
Consumer Discretionary – 1.7%
Appvion * (d) (f)	305,017	$3,386

Energy – 1.6%
Magellan Midstream Partners LP (g)	10,100	438
Mcdermott International *	422,414	338
Superior Energy Services *	83,463	2,587
		3,363
Financials – 0.1%
Rescap Liquidating Trust	311,918	249

Materials – 0.8%
Barrick Gold	22,800	451
RA Parent * (d) (f)	56	1,116
		1,567
Real Estate – 0.4%
Alpine Income Property Trust REIT	22,472	390
CTO Realty Growth	9,205	479
		869
Total Common Stock
(Cost $12,973) (000)		9,434

Preferred Stock — 2.8%
Energy – 0.7%
NGL Energy Partners
9.000%	86,510	1,336

Financials – 0.0%
Great Elm Capital
6.500%	3,350	85

Industrials – 0.5%
WESCO International
10.625%	30,044	925

Real Estate – 1.6%
Gladstone Land
5.000%	84,949	2,170
Monmouth Real Estate Investment
6.125%	39,030	992

Description	Face Amount (000)‡/ Shares/ Number of Warrants	Value (000)
Seritage Growth Properties
7.000%	9,006	$207
		3,369
Total Preferred Stock
(Cost $4,978) (000)		5,715

Convertible Bonds — 2.4%
Energy – 1.2%
Ship Finance International CV to 65.8012
5.750%, 10/15/21	2,426	2,438

Real Estate – 1.2%
CTO Realty Growth CV to 18.2596
3.875%, 04/15/25 (a)	1,135	1,182
CTO Realty Growth CV to 18.2596
3.875%, 04/15/25	1,217	1,267
		2,449
Total Convertible Bonds
(Cost $4,587) (000)		4,887

Trade Claims — 0.1%
Utilities – 0.1%
Pacific Gas & Electric (d) (f)	202	209

Total Trade Claims
(Cost $174) (000)		209

Warrants — 0.0%
Energy – 0.0%
Mcdermott International * (d)
Expires 6/30/2027, Strike Price 12.33	258,269	—
Mcdermott International * (d)
Expires 6/30/2027, Strike Price 15.98	286,965	—

Health Care – 0.0%
Alliance HealthCare Services#	224	—

Total Warrants
(Cost $171) (000)		6

The accompanying notes are an integral part of the financial statements.

RiverPark Strategic Income Fund March 31, 2021 (Unaudited)

Description	Face Amount (000)‡	Value (000)
Bank Loan Obligations — 18.4% (k)
Consumer Discretionary – 1.5%
Appvion Operations, Inc., Term Loan, 1st Lien
7.000%, VAR LIBOR+0.060%, 06/12/26	427	$425
Golden Nugget Gaming, Term Loan, 1st Lien
13.000%, 10/04/23	2,416	2,742
		3,167
Energy – 1.1%
Fieldwood Energy LLC, Closing Date Loan, Term Loan, 1st Lien
0.000%, VAR LIBOR+5.250%, 04/11/22 (e)	5,879	2,234

Financials – 4.1%
JZ Capital Partners, Term Loans, 1st Lien
12.000%, 06/21/21 (d)	7,178	7,178
Lealand Finance Company B.V., Take-Back Term Loan
4.115%, VAR LIBOR+4.000%, 06/30/25	2,220	1,206
		8,384
Health Care – 4.8%
ABB/Con-Cise Optical Group LLC, Initial Term Loan, 1st Lien
6.000%, 06/15/23	214	205
Alliance HealthCare Services, Inc. , Initial Term Loan, 1st Lien
5.500%, VAR LIBOR+4.500%, 10/20/23	1,433	1,332
Alliance HealthCare Services, Inc. , Initial Term Loan, 2nd Lien
12.000%, 04/24/24	699	312
First Brands Group, LLC, Alliance HealthCare Services, Inc. , Initial Term Loan, 2nd Lien
9.500%, 03/30/28 (i)	3,393	3,359
Mallinckrodt International, 1st Lien, Term Loan
0.000%, 02/28/22 (i)	4,678	4,625
		9,833
Industrials – 3.2%
Hertz, Term Loan, 1st Lien
8.250%, 12/31/21 (h) (i)	6,523	6,575

Description	Face Amount (000)‡/ Shares	Value (000)
Materials – 3.0%
Elevate Textiles, Inc., Initial Term Loan, 2nd Lien
5.367%, VAR LIBOR+5.367%, 05/01/24	1,686	$1,579
Pixelle Specialty Solutions, LLC, Initial Term Loan, 1st Lien
7.500%, VAR LIBOR+6.500%, 10/31/24	3,310	3,307
Real Alloy Holding, Term Loan, 1st Lien
11.000%, VAR LIBOR0.000%, 12/31/49 (d) (f)	1,211	1,211
		6,097
Real Estate – 0.7%
IEA Energy Services LLC, 2019 Refinancing Term Loan, 1st Lien
7.060%, VAR LIBOR+6.750%, 09/25/24	1,373	1,368

Total Bank Loan Obligations
(Cost $41,479) (000)		37,658

Total Investments — 94.3%
(Cost $200,343) (000)		193,227

Schedule of Securities Sold Short, Not Yet Purchased
Exchange-Traded Fund — (2.1)%
iShares iBoxx High Yield Corporate Bond ETF	(50,300)	(4,385)
Total Exchange-Traded Fund
(Proceeds $4,377) (000)		(4,385)

Corporate Obligations — (2.0)%
Consumer Staples – (1.6)%
Conagra Brands
7.125%, 10/01/26	(1,000)	(1,253)
Kraft Heinz Foods
3.000%, 06/01/26	(1,863)	(1,966)
		(3,219)
Health Care – (0.4)%
McKesson
3.950%, 02/16/28	(660)	(738)

Total Corporate Obligations
(Proceeds $3,575) (000)		(3,957)

The accompanying notes are an integral part of the financial statements.

RiverPark Strategic Income Fund March 31, 2021 (Unaudited)

Description	Shares	Value (000)
Common Stock — (0.8)%
Energy – (0.7)%
Crestwood Equity Partners LP (g)	(48,130)	$(1,344)

Industrials – (0.1)%
GFL Environmental	(6,600)	(231)

Total Common Stock
(Proceeds $608) (000)		(1,575)

Total Securities Sold Short, Not Yet Purchased
(Proceeds $8,560) (000)		$(9,917)

Purchased Option — 0.0% (j)
(Cost $7) (000)		$14

Written Options — (0.1)% (j)
Total Written Options
(Premiums Received $142) (000)		$(126)

A list of the open forward foreign currency contracts held by the Fund at March 31, 2021, is as follows (000):

Counterparty	Maturity Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	04/06/21	NOK	4,589	USD	530	$(6)
Brown Brothers Harriman	04/06/21	USD	921	EUR	772	(15)
Brown Brothers Harriman	04/06/21	NOK	28,282	USD	3,333	25
Brown Brothers Harriman	04/06/21	SEK	4,989	USD	594	23
Brown Brothers Harriman	04/06/21	EUR	12,404	USD	14,984	437
						$463

A list of the open option contracts held by the Fund at March 31, 2021 was as follows (000):

Description	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
PURCHASED OPTION — 0.0%
Call Options
Crestwood Equity Partners LP*	339	$946	$30.00	04/17/21	$14
Total Purchased Option
(Cost $7) (000)		$946			$14
WRITTEN OPTIONS — (0.1)%
Put Options
Crestwood Equity Partners LP*	(339)	$(946)	$27.50	04/17/21	$(47)
iShares iBoxx $ High Yield Corporate Bond ETF*	(335)	(2,921)	85.00	04/17/21	(3)
iShares iBoxx $ High Yield Corporate Bond ETF*	(136)	(1,186)	85.00	05/22/21	(8)
View*	(167)	(153)	10.00	07/17/21	(41)
		(5,206)			(99)
Call Options
Crestwood Equity Partners LP*	(8)	(22)	15.00	04/17/21	(11)
iShares iBoxx $ High Yield Corporate Bond ETF*	(136)	(1,186)	86.00	05/22/21	(16)
		(1,208)			(27)
Total Written Options
(Premiums Received $142) (000)		$(6,414)			$(126)

The following is a list of the inputs used as of March 31, 2021 in valuing the Fund’s investments, securities sold short, not yet purchased, and other financial instruments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$108,856	$—	$108,856
Special Purpose Acquisition Companies	26,366	102	—	26,468
Common Stock	4,932	—	4,502	9,434
Preferred Stock	—	5,715	—	5,715
Convertible Bonds	—	4,887	—	4,887
Trade Claims	—	—	209	209
Warrants	—	—	—	—
Bank Loan Obligations	—	29,269	8,389	37,658
Total Investments in Securities	$31,298	$148,829	$13,100	$193,227

Securities Sold Short, Not Yet Purchased	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$(4,385)	$—	$—	$(4,385)
Corporate Obligations	—	(3,957)	—	(3,957)
Common Stock	(1,575)	—	—	(1,575)
Total Securities Sold Short, Not Yet Purchased	$(5,960)	$(3,957)	$—	$(9,917)

The accompanying notes are an integral part of the financial statements.

RiverPark Strategic Income Fund March 31, 2021 (Unaudited)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$14	$—	$—	$14
Written Options	(126)	—	—	(126)
Forwards Contracts*
Unrealized Appreciation	—	485	—	485
Unrealized Depreciation	—	(21)	—	(21)
Total Other Financial Instruments	$(112)	$464	$—	$352

*	Forward contracts are valued at the unrealized appreciation/(depreciation) on the instrument. See Note 2 in Notes to Financial Statements for additional information.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value (000):

	Common Stock	Trade Claims	Warrants	Bank Loan Obligations
Beginning balance as of October 1, 2020	$4,226	$1,970	$57	$1,211
Change in unrealized appreciation/ depreciation)	2,983	(291)	(57)	—
Realized Gain (Loss)	(2,695)	239	—	—
Purchases	—	—	—	—
Sales	(12)	(1,709)	—	—
Transfer into Level 3	—	—	—	7,178
Transfer out of Level 3	—	—	—	—
Ending balance as of March 31, 2021	$4,502	$209	$—	$8,389
Change in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$2,983	$(291)	$(57)	$—

	Rights	Written Options	Total
Beginning balance as of October 1, 2020	$—	$(127)	$7,337
Change in unrealized appreciation/ depreciation)	—	—	2,635
Realized Gain (Loss)	—	—	(2,456)
Purchases	—	—	—
Sales	—	127	(1,594)
Transfer into Level 3	—	—	7,178
Transfer out of Level 3	—	—	—
Ending balance as of March 31, 2021	$—	$—	$13,100
Change in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$—	$326	$2,635

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of March 31, 2021. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Assets	Fair Value at March 31, 2021 (000)	Valuation Technique	Unobservable Inputs	Range
Common Stock Appvion	$3,386	Multiples and Comparables Methods	3.7x implied multiple on $25mm in EBITDA (total enterprise value) less net debt of $4mm on 7.92mm shares outstanding.	8.9x-34.3x multiple (average multiple being 17.2x) of EBITDA on comparable public companies together with $31mm-$201mm in EBITDA and $179mm-$859mm of net debt for the companies.
Common Stock RA Parent	1,116	Transactions Method, Comparable and Multiples	One would arrive at an implied price of $21,300 if they were to use the estimated current run rate of $41.2mm in EBITDA together with a multiple of 5.0x (total enterprise value) less net debt of $99.5mm on 5,000 shares outstanding. There were also a few private transactions during the quarter-ended December 31, 2020 at lower prices of $19,000 and another transaction during the quarter-ended March 31, 2021 at a price of $20,000, which was the fair value price used on March 31, 2021.	7.5x-13.8x multiples of EBITDA, with an average EBITDA of 10.0x, on comparable public companies together with $102mm-$157,210mm in EBITDA and $168mm-$592,820mm of net debt for the companies.
Trade Claims Pacific Gas & Electric	209	Transactions Method and Liquidation Value of Claims	A bona-fide quote of 103.00 from an independent broker was used to support this valuation.	These claims have been paying off at an all-in value between $103.8 and $105.9.
Warrants McDermott International	—	Black-Scholes Model	The Black-Scholes Model was employed using the underlying equity closing price of $0.80 per share, its expiry date of 6/30/27 and a volatility of 40%.	—

The accompanying notes are an integral part of the financial statements.

RiverPark Strategic Income Fund March 31, 2021 (Unaudited)

Assets	Fair Value at March 31, 2021 (000)	Valuation Technique	Unobservable Inputs	Range
Bank Loan Obligations JZ Capital Partners	$7,178	Transactions Method	As part of a transaction that involved the Fund and closed in December 2020 (at par), it was agreed that this loan will be subordinated to the remaining senior loan, but it will accrue at a higher coupon of Libor + 11% (with a 1% floor), rather than Libor + 5.75% for the existing lenders. The borrower is in orderly liquidation and will not be making any new portfolio investments, except for a limited amount required for capital call obligations, which they are working to reduce. As of January 31, 2021, the company also reported a value of over $484mm of private investments and cash, and we believe the value of the remaining portfolio and assets that secure the facility (which we see at $200mm-$250mm) are well in excess of the total loan facility ($68.7mm).	—
Bank Loan Obligations Real Alloy	1,211	Multiples Method	Net leverage of 2.7x (1.8x if removing one-time Covid-19 related costs) with EBITDA run rate of $41.3mm and net debt of $109.5mm. The net debt increased from $96.7mm to $109.5mm as a result of certain financing and use of cash was for working capital and to support stronger sales. This loan is callable at any time at par and carries a coupon of LIBOR +10%.	2.4x-2.7x net leverage coupled with $41.3mm in EBITDA for the company.

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Percentages are based on Net Assets of $204,842 (000).
*	Non-income producing security.
‡	In U.S. Dollar unless otherwise indicated.
#	Expiration Date and Strike Price not available.
(a)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees. At March 31, 2021, these securities amounted to $71,233 (000) or 34.8% of Net Assets.

(b)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at the time purchase.
(c)

This security or partial position of this security has been committed as collateral for open short positions and option contracts. The aggregate market value of the collateral as of March 31, 2021 was $940 (000).

(d)	Level 3 security in accordance with fair value hierarchy.
(e)	Security in default on interest payments.
(f)	Securities considered illiquid. The total value of such securities as of March 31, 2021 was $5,921 (000) and represented 2.9% of Net Assets.
(g)	Security considered Master Limited Partnership. At March 31, 2021, these securities amounted to $(906) (000) or (0.4)% of Net Assets.
(h)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(i)	Unsettled bank loan. Interest rate may not be available.
(j)	Refer to table below for details on Options Contracts.
(k)	Unfunded commitments as of March 31, 2021:
Asset Type	Symbol	Description	Unfunded Commitment (000)
Corporate Obligation	UPH.R	UP Health System 6.250%, 03/15/26	$4,194
Special Purpose Acquisition Companies	CTAC.R	Cerberus Telecom Acquisition	317
Special Purpose Acquisition Companies	GNPK.R	Genesis Park Acquisition	1,220
Special Purpose Acquisition Companies	TSIA.R	TS Innovation Acquisition	648
Special Purpose Acquisition Companies	VACQ.R	Vector Acquisition II	1,245
Common Stock	SYNH.R	Syneos Health	3,352
Bank Loan Obligations	N/A	Metis Merger Sub-Bridge, Term Loan	7,084
Total Unfunded Commitments			$18,060

The accompanying notes are an integral part of the financial statements.

RiverPark Strategic Income Fund March 31, 2021 (Unaudited)

Cl — Class

CV — Convertible

ETF — Exchange Traded Fund

EUR — Euro

EURIBOR— Euro London Interbank Offered Rate

ICE— Intercontinental Exchange

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

LP — Limited Partnership

NIBOR — Norwegian Interbank Offered Rate

NOK — Norway

PIK — Paid-in-Kind

REIT — Real Estate Investment Trust

SEK — Swedish Krona

Ser — Series

USD — U.S. Dollar

VAR — Variable Rate

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

RiverPark Floating Rate CMBS Fund March 31, 2021 (Unaudited)

Description	Face Amount (000)	Value (000)
Schedule of Investments
Commercial Mortgage-Backed Securities — 90.6% (a)
Non-Agency Mortgage-Backed Obligation – 90.6%
BBCMS Mortgage Trust, Ser 2019-CLP, Cl E
2.220%, VAR ICE LIBOR USD 1 Month+2.114%, 12/15/31	$2,848	$2,848
BX Commercial Mortgage Trust, Ser 2021-MFM1, Cl G
4.006%, VAR ICE LIBOR USD 1 Month+3.900%, 01/15/34	250	250
BX Commercial Mortgage Trust, Ser 2020-FOX, Cl E
3.706%, VAR ICE LIBOR USD 1 Month+3.600%, 11/15/32	3,000	3,008
BX Commercial Mortgage Trust, Ser 2020-VKNG, Cl G
3.356%, VAR ICE LIBOR USD 1 Month+3.250%, 10/15/37	1,700	1,702
BX Commercial Mortgage Trust, Ser 2021-MFM1, Cl F
3.106%, VAR ICE LIBOR USD 1 Month+3.000%, 01/15/34	1,000	999
BX Commercial Mortgage Trust, Ser 2019-XL, Cl G
2.406%, VAR ICE LIBOR USD 1 Month+2.300%, 10/15/36	3,226	3,224
BX Commercial Mortgage Trust, Ser 2021-MFM1, Cl E
2.356%, VAR ICE LIBOR USD 1 Month+2.250%, 01/15/34	1,000	999
BX Commercial Mortgage Trust, Ser 20108-IND, Cl G
2.156%, VAR ICE LIBOR USD 1 Month+2.050%, 11/15/35	2,870	2,868
BX Commercial Mortgage Trust, Ser 2020-BXLP, Cl F
2.106%, VAR ICE LIBOR USD 1 Month+2.000%, 12/15/36	2,965	2,961
BX Commercial Mortgage Trust, Ser 2018-BIOA, Cl E
2.057%, VAR ICE LIBOR USD 1 Month+1.951%, 03/15/37	3,000	3,000
BX Trust, Ser 2019-MMP, Cl C
1.556%, VAR ICE LIBOR USD 1 Month+1.450%, 08/15/36	2,985	2,967
CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Cl G
3.356%, VAR ICE LIBOR USD 1 Month+3.250%, 12/15/37	2,660	2,665
CG Commercial Mortgage Trust, Ser 2019-SST2, Cl F
2.606%, VAR ICE LIBOR USD 1 Month+2.500%, 12/15/36	420	419
Citigroup Commercial Mortgage Trust, Ser 2019-SST2, Cl E
2.106%, VAR ICE LIBOR USD 1 Month+2.000%, 12/15/36	1,000	1,000
Citigroup Commercial Mortgage Trust, Ser 2019-SST2, Cl C
1.406%, VAR ICE LIBOR USD 1 Month+1.300%, 12/15/36	800	800
Citigroup Commercial Mortgage Trust, Ser 2019-SST2, Cl B
1.206%, VAR ICE LIBOR USD 1 Month+1.100%, 12/15/36	250	250
Cold Storage Trust, Ser 2020-ICE5, Cl F
3.599%, VAR ICE LIBOR USD 1 Month+3.492%, 11/15/37	2,949	2,967
Credit Suisse Mortgage Capital Cartificates, Ser 2020-UNFI, Cl A
4.168%, 12/15/22 (b)	3,000	3,005
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl F
2.756%, VAR ICE LIBOR USD 1 Month+2.650%, 05/15/36	3,780	3,780
DBGS Mortgage Trust, Ser 20108-BIOD, Cl E
1.806%, VAR ICE LIBOR USD 1 Month+1.700%, 05/15/35	2,784	2,783

The accompanying notes are an integral part of the financial statements.

RiverPark Floating Rate CMBS Fund March 31, 2021 (Unaudited)

Description	Face Amount (000)	Value (000)
KKR Industrial Portfolio Trust, Ser 2020-AIP, Cl E
2.732%, VAR ICE LIBOR USD 1 Month+2.626%, 03/15/37	$2,411	$2,414
KKR Industrial Portfolio Trust, Ser 2021-KDIP, Cl F
2.156%, VAR ICE LIBOR USD 1 Month+2.050%, 12/15/37	2,500	2,501
Morgan Stanley Capital I Trust, Ser 2017-CLS, Cl F
2.706%, VAR ICE LIBOR USD 1 Month+2.600%, 11/15/34	1,764	1,762
Morgan Stanley Capital I Trust, Ser 2017-CLS, Cl C
1.106%, VAR ICE LIBOR USD 1 Month+1.000%, 11/15/34	200	200
Morgan Stanley Capital I Trust, Ser 2017-CLS, Cl B
0.956%, VAR ICE LIBOR USD 1 Month+0.850%, 11/15/34	275	275
Morgan Stanley Capital I Trust, Ser 2017-CLS, Cl A
0.806%, VAR ICE LIBOR USD 1 Month+0.700%, 11/15/34	150	150
MSCG Trust, Ser 2018-SELF, Cl F
3.156%, VAR ICE LIBOR USD 1 Month+3.050%, 10/15/37	295	297
MSCG Trust, Ser 2018-SELF, Cl D
1.756%, VAR ICE LIBOR USD 1 Month+1.650%, 10/15/37	2,000	1,995

Total Commercial Mortgage-Backed Securities
(Cost $51,265) (000)		52,089

Total Investments — 90.6%
(Cost $51,265) (000)		$52,089

As of March 31, 2021, all of the Fund’s investments were considered Level 2 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2020, there were no transfers in or out of Level 3.

Percentages are based on Net Assets of $57,498 (000).
(a)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees. At March 31, 2021, these securities amounted to $52,089 (000) or 90.6% of Net Assets.

(b)	This position is a one-month LIBOR floating rate commercial mortgage-backed security that is subject to a floor of 0.50%.

Cl — Class

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

Ser — Series

USD — United States Dollar

VAR — Variable Rate

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (000) March 31, 2021 (Unaudited)

	RiverPark Large Growth Fund	Wedgewood Fund	RiverPark Short Term High Yield Fund
Assets:
Investments in Securities, at Value (Note 2)	$80,207	$38,423	$872,991
Cash and Cash Equivalents	510	685	74,941
Receivable for Capital Shares Sold	263	4	2,281
Prepaid Expenses	21	18	58
Receivable for Dividend and Interest Income	4	10	14,259
Cash Collateral on Option Contacts	—	—	—
Receivable for Investment Securities Sold	—	—	11,865
Unrealized Appreciation on Forward Foreign Currency Contracts	—	—	815
Total Assets	81,005	39,140	977,210
Liabilities:
Income Distribution Payable	—	—	195
Payable for Capital Shares Redeemed	—	106	867
Payable for Investment Securities Purchased	—	—	82,833
Payable Due to Adviser (Note 4)	44	21	489
Payable Due to Shareholder Servicing Agent (Note 4)	19	7	53
Payable Due to Administrative Services, Institutional Class Shares (Note 4)	7	14	147
Payable Due to Administrative Services, Retail Class Shares (Note 4)	6	1	14
Payable Due to Administrator (Note 4)	4	2	42
Primer Broker Fee	—	—	5
Chief Compliance Officer Fees Payable (Note 4)	—	—	3
Other Accrued Expenses	11	7	132
Total Liabilities	91	158	84,780
Net Assets	$80,914	$38,982	$892,430
Net Assets Consist of:
Paid-in Capital	$38,308	$23,182	$922,186
Total Distributable Earnings/(Loss)	42,606	15,800	(29,756)
Net Assets	$80,914	$38,982	$892,430
Investments in Securities, at Cost	$43,816	$25,720	$871,645
Foreign Currency, at Cost	—	—	—
Net Assets - Institutional Class Shares(1)	$37,009,166	$29,743,331	$821,821,784
Net Assets - Retail Class Shares(1)	$43,905,124	$9,239,051	$70,608,301
Institutional Class Shares:
Outstanding Shares of Beneficial Interest(1)
(Unlimited Authorization — No Par Value)	1,144,487	5,826,116	85,039,359
Retail Class Shares:
Outstanding Shares of Beneficial Interest(1)
(Unlimited Authorization — No Par Value)	1,396,758	1,954,619	7,334,519
Institutional Class Shares:
Net Asset Value, Offering and Redemption
Price Per Share — Institutional Class Shares	$32.34	$5.11	$9.66
Retail Class Shares:
Net Asset Value, Offering and Redemption
Price Per Share — Retail Class Shares	$31.43	$4.73	$9.63

(1)	Shares and Net Assets have not been rounded.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (000) March 31, 2021 (Unaudited)

	RiverPark Long/Short Opportunity Fund	RiverPark Strategic Income Fund	RiverPark Floating Rate CMBS Fund
Assets:
Investments in Securities, at Value (Note 2)	$464,745	$193,227	$52,089
Deposits with Brokers for Securities Sold Short, Not Yet Purchased	—	10,154	—
Deposits held for Unfunded Commitments	—	18,060	—
Cash and Cash Equivalents	5,808	9,744	5,307
Swaps Contracts, at Value (Note 2)	14,910	—	—
Receivable for Capital Shares Sold	5,254	2,202	110
Receivable for Dividend and Interest Income	18	1,616	64
Receivable Due from Trustee	1	1	2
Purchased Options, at Value (Note 2)	—	14	—
Receivable for Investment Securities Sold	—	6,980	—
Unrealized Appreciation on Forward Foreign Currency Contracts (Note 2)	—	485	—
Prepaid Expenses	52	28	33
Total Assets	490,788	242,511	57,605
Liabilities:
Swaps Contracts, at value (Note 2)	10,498	—	—
Payable for Capital Shares Redeemed	927	549	34
Securities Sold Short, Not Yet Purchased (Note 2)	—	9,917	—
Income Distribution Payable	—	35	18
Written Options, at Value (Note 2)	—	126	—
Unrealized Depreciation on Forward Foreign Currency Contracts (Note 2)	—	21	—
Payable for Investment Securities Purchased	—	26,807	—
Payable Due to Adviser (Note 4)	617	112	26
Payable Due to Administrative Services, Institutional Class Shares (Note 4)	78	30	2
Payable Due to Shareholder Servicing Agent (Note 4)	34	18	1
Payable Due to Administrator (Note 4)	23	10	3
Payable Due to Administrative Services, Retail Class Shares (Note 4)	14	6	—
Chief Compliance Officer Fees Payable (Note 4)	1	1	—
Other Accrued Expenses	63	37	23
Total Liabilities	12,255	37,669	107
Net Assets	$478,533	$204,842	$57,498
Net Assets Consist of:
Paid-in Capital	$373,165	$275,326	$83,986
Total Distributable Earnings/(Loss)	105,368	(70,484)	(26,488)
Net Assets	$478,533	$204,842	$57,498
Investments in Securities, at Cost	$328,949	$200,343	$51,265
Securities Sold Short, Not Yet Purchased, Proceeds	—	8,560	—
Purchased Options, at Cost	—	7	—
Written Options, Premiums Received	—	142	—
Net Assets - Institutional Class Shares(1)	$403,244,529	$192,062,479	$56,269,538
Net Assets - Retail Class Shares(1)	$75,287,985	$12,779,967	$1,228,258
Institutional Class Shares:
Outstanding Shares of Beneficial Interest(1)
(Unlimited Authorization — No Par Value)	22,773,933	20,782,265	6,278,671
Retail Class Shares:
Outstanding Shares of Beneficial Interest(1)
(Unlimited Authorization — No Par Value)	4,305,863	1,383,101	137,246
Institutional Class Shares:
Net Asset Value, Offering and Redemption
Price Per Share — Institutional Class Shares	$17.71	$9.24	$8.96
Retail Class Shares:
Net Asset Value, Offering and Redemption
Price Per Share — Retail Class Shares	$17.48	$9.24	$8.95

(1)	Shares and Net Assets have not been rounded.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (000) For the Six Month Period Ended March 31, 2021 (Unaudited)

	RiverPark Large Growth Fund	Wedgewood Fund	RiverPark Short Term High Yield Fund
Investment Income:
Dividends	$154	$178	$278
Dividends from Master Limited Partnerships	87	—	—
Interest	—	—	13,345
Total Investment Income	241	178	13,623
Expenses:
Investment Advisory Fees (Note 4)	243	133	2,671
Shareholder Service Fees(1) (Note 4)	51	12	90
Administrative Services Fee, Retail Class Shares (Note 4)	25	5	47
Administrator Fees (Note 4)	21	11	229
Administrative Services Fee, Institutional Class Shares (Note 4)	14	14	395
Trustees’ Fees (Note 4)	3	1	26
Chief Compliance Officer Fees (Note 4)	1	1	12
Registration Fees	18	19	25
Transfer Agent Fees	11	6	122
Professional Fees	4	2	43
Custodian Fees	1	1	10
Prime Broker Fee	—	—	30
Insurance and Other Fees	8	6	85
Total Expenses	400	211	3,785
Net Expenses	400	211	3,785
Net Investment Income (Loss)	(159)	(33)	9,838
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) From:
Investments	7,155	3,632	(4,045)
Forward Foreign Currency Contracts	—	—	(437)
Foreign Currency Transactions	—	—	13
Net Change in Unrealized Appreciation on:
Investments	7,040	3,107	4,513
Forward Foreign Currency Contracts	—	—	661
Foreign Currency Transactions	—	—	(4)
Net Realized and Unrealized Gain	14,195	6,739	701
Net Increase in Net Assets Resulting from Operations	$14,036	$6,706	$10,539

(1)	Attributable to Retail Class Shares only.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (000) For the Six Month Period Ended March 31, 2021 (Unaudited)

	RiverPark Long/Short Opportunity Fund	RiverPark Strategic Income Fund	RiverPark Floating Rate CMBS Fund
Investment Income:
Dividends	$797	$542	$—
Dividends from Master Limited Partnerships	557	—	—
Interest	1	5,470	297
Foreign Taxes Withheld	—	(1)	—
Total Investment Income	1,355	6,011	297
Expenses:
Investment Advisory Fees (Note 4)	3,394	618	409
Administrative Services Fee, Institutional Class Shares (Note 4)	176	102	50
Administrator Fees (Note 4)	126	53	35
Shareholder Service Fees(1) (Note 4)	96	13	4
Administrative Services Fee, Retail Class Shares (Note 4)	51	1	2
Trustees’ Fees (Note 4)	14	6	5
Chief Compliance Officer Fees (Note 4)	—	3	2
Transfer Agent Fees	76	28	19
Registration Fees	32	23	22
Professional Fees	31	8	9
Printing Fees	15	—	—
Custodian Fees	3	4	3
Dividend and Interest Expense	—	277	—
Insurance and Other Fees	32	27	25
Total Expenses	4,046	1,163	585
Fees Waived by Adviser (Note 4)	(9)	—	(43)
Net Expenses	4,037	1,163	542
Net Investment Income (Loss)	(2,682)	4,848	(245)
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) From:
Investments	25,101	3,461	(16,705)
Purchased Options	—	(106)	—
Written Options	(6,279)	256	—
Securities Sold Short, Not Yet Purchased	—	(270)	—
Swap Contracts	(37,711)	—	—
Forward Foreign Currency Contracts	—	(444)	—
Foreign Currency Transactions	18	(1)	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	49,589	11,455	11,694
Purchased Options	—	66	—
Written Options	—	(136)	—
Securities Sold Short, Not Yet Purchased	—	(849)	—
Swap Contracts	(3,615)	—	—
Forward Foreign Currency Contracts	—	338	—
Foreign Currency Transactions	—	(3)	—
Net Realized and Unrealized Gain (Loss)	27,103	13,767	(5,011)
Net Increase (Decrease) in Net Assets Resulting from Operations	$24,421	$18,615	$(5,256)

(1)	Attributable to Retail Class Shares only.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (000)

	RiverPark Large Growth Fund		Wedgewood Fund
	Six Month Period Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020	Six Month Period Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
Operations:
Net Investment Loss	$(159)	$(251)	$(33)	$(179)
Net Realized Gain from Investments	7,155	5,299	3,632	38,479
Net Change in Unrealized Appreciation (Depreciation) on Investments	7,040	13,341	3,107	(22,380)
Net Increase in Net Assets Resulting from Operations	14,036	18,389	6,706	15,920

Distributions:
Institutional Class Shares	(2,175)	(2,725)	(16,497)	(31,620)
Retail Class Shares	(2,740)	(3,279)	(5,068)	(4,021)
Total Distributions to Shareholders	(4,915)	(6,004)	(21,565)	(35,641)
Capital Share Transactions:
Institutional Class Shares:
Shares Issued	1,857	1,380	5,897	49,014
Shares Issued as Reinvestment of Distributions	2,165	2,713	15,879	20,487
Shares Redeemed	(480)	(5,370)	(14,014)	(98,254)
Net Increase (Decrease) in Net Assets from Institutional Class Shares Transactions	3,542	(1,277)	7,762	(28,753)
Retail Class Shares:
Shares Issued	7,214	4,641	717	3,079
Shares Issued as Reinvestment of Distributions	2,666	3,128	4,976	3,577
Shares Redeemed	(5,723)	(9,090)	(2,544)	(7,697)
Net Increase (Decrease) in Net Assets from Retail Class Shares Transactions	4,157	(1,321)	3,149	(1,041)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	7,699	(2,598)	10,911	(29,794)
Net Increase (Decrease) in Net Assets	16,820	9,787	(3,948)	(49,515)
Net Assets:
Beginning of period	64,094	54,307	42,930	92,445
End of period	$80,914	$64,094	$38,982	$42,930
Shares Issued and Redeemed:
Institutional Class Shares:
Shares Issued	58	58	834	5,272
Shares Issued as Reinvestment of Distributions	71	127	3,400	2,906
Shares Redeemed	(15)	(251)	(2,410)	(12,972)
Net Increase (Decrease) in Institutional Class Shares	114	(66)	1,824	(4,794)
Retail Class Shares:
Shares Issued	232	203	113	334
Shares Issued as Reinvestment of Distributions	90	150	1,149	526
Shares Redeemed	(180)	(429)	(506)	(1,037)
Net Increase (Decrease) in Retail Class Shares	142	(76)	756	(177)
Net Increase (Decrease) in Share Transactions	256	(142)	2,580	(4,971)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (000)

	RiverPark Short Term High Yield Fund		RiverPark Long/Short Opportunity Fund
	Six Month Period Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020	Six Month Period Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
Operations:
Net Investment Income (Loss)	$9,838	$17,044	$(2,682)	$(1,891)
Net Realized Loss from Investments, Forward Foreign Currency Contracts, Foreign Currency Transactions, Written Options, Securities Sold Short, Not Yet Purchased and Swap Contracts	(4,469)	(11,034)	(18,871)	(7,753)
Net Change in Unrealized Appreciation on Investments, Forward Foreign Currency Contracts, Foreign Currency Transactions and Swap Contracts	5,170	786	45,974	71,886
Net Increase in Net Assets Resulting from Operations	10,539	6,796	24,421	62,242

Distributions:
Institutional Class Shares	(8,947)	(15,677)	—	(8,769)
Retail Class Shares	(757)	(722)	—	(456)
Total Distributions to Shareholders	(9,704)	(16,399)	—	(9,225)
Capital Share Transactions:
Institutional Class Shares:
Shares Issued	301,641	282,536	168,237	238,156
Shares Issued as Reinvestment of Distributions	8,105	14,646	—	8,749
Shares Redeemed	(142,559)	(411,952)	(90,067)	(65,504)
Net Increase (Decrease) in Net Assets from Institutional Class Shares Transactions	167,187	(114,770)	78,170	181,401
Retail Class Shares:
Shares Issued	21,888	50,240	41,061	74,186
Shares Issued as Reinvestment of Distributions	739	702	—	451
Shares Redeemed	(18,100)	(15,809)	(34,302)	(23,868)
Net Increase in Net Assets from Retail Class Shares Transactions	4,527	35,133	6,759	50,769
Net Increase (Decrease) in Net Assets from Capital Share Transactions	171,714	(79,637)	84,929	232,170
Net Increase (Decrease) in Net Assets	172,549	(89,240)	109,350	285,187
Net Assets:
Beginning of period	719,881	809,121	369,183	83,996
End of period	$892,430	$719,881	$478,533	$369,183
Shares Issued and Redeemed:
Institutional Class Shares:
Shares Issued	31,201	29,241	9,475	16,001
Shares Issued as Reinvestment of Distributions	839	1,515	—	751
Shares Redeemed	(14,745)	(42,681)	(5,069)	(4,739)
Net Increase (Decrease) in Institutional Class Shares	17,295	(11,925)	4,406	12,013
Retail Class Shares:
Shares Issued	2,273	5,224	2,352	5,173
Shares Issued as Reinvestment of Distributions	77	73	—	39
Shares Redeemed	(1,880)	(1,643)	(1,972)	(1,608)
Net Increase in Retail Class Shares	470	3,654	380	3,604
Net Increase (Decrease) in Share Transactions	17,765	(8,271)	4,786	15,617

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (000)

	RiverPark Strategic Income Fund		RiverPark Floating Rate CMBS Fund
	Six Month Period Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020	Six Month Period Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
Operations:
Net Investment Income (Loss)	$4,848	$12,735	$(245)	$8,688
Net Realized Gain (Loss) from Investments, Forward Foreign Currency Contracts, Foreign Currency Transactions, Written Options and Securities Sold Short	2,896	(10,421)	(16,705)	(8,920)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Forward Foreign Currency Contracts and Foreign Currency Transactions	10,871	(7,400)	11,694	(10,778)
Net Increase (Decrease) in Net Assets Resulting from Operations	18,615	(5,086)	(5,256)	(11,010)

Distributions:
Institutional Class Shares	(4,708)	(11,667)	(1,416)	(8,580)
Retail Class Shares	(265)	(691)	(37)	(103)
Total Distributions to Shareholders, before return of capital distributions	(4,973)	(12,358)	(1,453)	(8,683)
Return of Capital:
Institutional Class Shares	—	—	—	(8)
Retail Class Shares	—	—	—	—
Total Return of Capital	—	—	—	(8)
Capital Share Transactions:
Institutional Class Shares:
Shares Issued	33,014	86,631	5,056	220,880
Shares Issued as Reinvestment of Distributions	4,508	11,211	1,301	8,270
Shares Redeemed	(36,199)	(184,580)	(277,253)	(66,904)
Net Increase (Decrease) in Net Assets from Institutional Class Shares Transactions	1,323	(86,738)	(270,896)	162,246
Retail Class Shares:
Shares Issued	3,150	2,820	507	9,588
Shares Issued as Reinvestment of Distributions	254	659	37	103
Shares Redeemed	(1,856)	(10,378)	(3,182)	(8,372)
Net Increase (Decrease) in Net Assets from Retail Class Shares Transactions	1,548	(6,899)	(2,638)	1,319
Net Increase (Decrease) in Net Assets from Capital Share Transactions	2,871	(93,637)	(273,534)	163,565
Net Increase (Decrease) in Net Assets	16,513	(111,081)	(280,243)	143,864
Net Assets:
Beginning of period	188,329	299,410	337,741	193,877
End of period	$204,842	$188,329	$57,498	$337,741
Shares Issued and Redeemed:
Institutional Class Shares:
Shares Issued	3,686	10,001	565	24,180
Shares Issued as Reinvestment of Distributions	510	1,292	146	906
Shares Redeemed	(4,092)	(21,483)	(31,443)	(7,262)
Net Increase (Decrease) in Institutional Class Shares	104	(10,190)	(30,732)	17,824
Retail Class Shares:
Shares Issued	344	326	58	1,110
Shares Issued as Reinvestment of Distributions	29	76	4	11
Shares Redeemed	(209)	(1,203)	(356)	(923)
Net Increase (Decrease) in Retail Class Shares	164	(801)	(294)	198
Net Increase (Decrease) in Share Transactions	268	(10,991)	(31,026)	18,022

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights For a Share Outstanding Throughout Each Period For the Six Month Period Ended March 31, 2021 (Unaudited) For the Year or Period Ended September 30,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (1)	Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Distributions of Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
RiverPark Large Growth Fund
Institutional Class Shares
2021†	$28.43	$(0.04)	$6.06	$6.02	$—	$(2.11)	$(2.11)
2020	22.61	(0.07)	8.44	8.37	—	(2.55)	(2.55)
2019	25.45	— (2)	(0.05)	(0.05)	—	(2.79)	(2.79)
2018	22.61	0.04	4.79	4.83	(0.01)	(1.98)	(1.99)
2017	18.41	0.08	4.22	4.30	(0.10)	—	(0.10)
2016	16.93	0.09	1.69	1.78	— (2)	(0.30)	(0.30)
Retail Class Shares
2021†	$27.73	$(0.09)	$5.90	$5.81	$—	$(2.11)	$(2.11)
2020	22.17	(0.14)	8.25	8.11	—	(2.55)	(2.55)
2019	25.08	(0.06)	(0.06)	(0.12)	—	(2.79)	(2.79)
2018	22.36	(0.02)	4.72	4.70	—	(1.98)	(1.98)
2017	18.20	0.02	4.18	4.20	(0.04)	—	(0.04)
2016	16.77	0.06	1.67	1.73	—	(0.30)	(0.30)
Wedgewood Fund
Institutional Class Shares
2021†	$8.33	$—	$1.07	$1.07	$—	$(4.29)	$(4.29)
2020	9.12	(0.02)	2.07	2.05	—	(2.84)	(2.84)
2019	19.91	(0.01)	(1.38)	(1.39)	—	(9.40)	(9.40)
2018	18.95	(0.08)	3.97	3.89	—	(2.93)	(2.93)
2017	16.82	(0.01)	2.17	2.16	(0.03)	—	(0.03)
2016	16.93	0.05	0.60	0.65	(0.08)	(0.68)	(0.76)
Retail Class Shares
2021†	$8.01	$(0.01)	$1.02	$1.01	$—	$(4.29)	$(4.29)
2020	8.89	(0.04)	2.00	1.96	—	(2.84)	(2.84)
2019	19.71	(0.04)	(1.38)	(1.42)	—	(9.40)	(9.40)
2018	18.83	(0.12)	3.93	3.81	—	(2.93)	(2.93)
2017	16.72	(0.04)	2.15	2.11	—	—	—
2016	16.73	0.10 (4)	0.59	0.69	(0.02)	(0.68)	(0.70)

The accompanying notes are an integral part of the financial statements.

Net Asset Value, End of Period	Total Return*		Net Assets, End of Period (000)	Ratio of Net Expenses to Average Net Assets	Ratio of Total Expenses to Average Net Assets, Excluding Advisor Waiver Recapture	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$32.34	21.63	%‡	$37,009	0.91%	0.91%	(0.27)%	26%
28.43	40.78		29,296	0.93	0.93	(0.30)	53
22.61	2.18		24,786	0.95	0.95	0.00	58
25.45	22.68		24,197	0.95	0.95	0.16	35
22.61	23.47		18,451	0.93	0.93	0.39	13
18.41	10.58		34,056	0.98 (3)	0.90	0.54	33

$31.43	21.41	%‡	$43,905	1.20%	1.20%	(0.56)%	26%
27.73	40.38		34,798	1.23	1.23	(0.59)	53
22.17	1.91		29,521	1.23	1.23	(0.27)	58
25.08	22.34		31,457	1.23	1.23	(0.11)	35
22.36	23.15		28,823	1.22	1.22	0.08	13
18.20	10.36		30,793	1.17 (3)	1.11	0.37	33

$5.11	17.66	%‡	$29,743	0.97%	0.97%	(0.10)%	9%
8.33	28.14		33,324	0.86	0.86	(0.23)	75
9.12	2.63		80,209	0.86	0.86	(0.07)	28
19.91	22.69		232,068	0.92	0.92	(0.41)	21
18.95	12.85		558,476	0.85	0.85	(0.03)	31
16.82	3.88		1,489,036	0.82	0.82	0.28	24

$4.73	17.52	%‡	$9,239	1.24%	1.24%	(0.37)%	9%
8.01	27.74		9,606	1.13	1.13	(0.51)	75
8.89	2.34		12,236	1.13	1.13	(0.34)	28
19.71	22.37		29,275	1.15	1.15	(0.65)	21
18.83	12.62		42,956	1.08	1.08	(0.20)	31
16.72	4.13	(5)	53,763	0.54 (6)	0.54 (6)	0.58 (7)	24

*	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares.
†	Unless otherwise indicated, all ratios for the period have been annualized.
‡	Not Annualized.
(1)	Per share data was calculated using average shares for the period.
(2)	Amount represents less than $0.01 per share.
(3)	Ratios include previously waived investment advisory fees recovered.
(4)

The net investment income per share has been increased by a one-time adjustment as a result of a management change in estimate relating to shareholder servicing and administrative servicing fees. Had this change in estimate not occurred, the net investment income per share would have been $0.01 per share.

(5)

Total return has been increased by a one-time adjustment as a result of a management change in estimate relating to shareholder servicing and administrative servicing fees. Had this change in estimate not occurred, total return would have been 3.63%

(6)

The ratio of net expenses to average net assets has been reduced by a one-time adjustment as a result of a management change in estimate relating to shareholder servicing and administrative servicing fees. Had this change in estimate not occurred, the annualized ratio of net expenses to average net assets would have been 1.08%

(7)

The ratio of net investment income to average net assets has been increased by a one-time adjustment as a result of a management change in estimate relating to shareholder servicing and administrative servicing fees. Had this change in estimate not occurred, the annualized ratio of net investment income to average net assets would have been 0.04%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights For a Share Outstanding Throughout Each Period For the Six Month Period Ended March 31, 2021 (Unaudited) For the Year or Period Ended September 30,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (1)	Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Distributions of Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
RiverPark Short Term High Yield Fund
Institutional Class Shares
2021†	$9.65	$0.12	$—	$0.12	$(0.11)	$—	$(0.11)
2020	9.76	0.24	(0.12)	0.12	(0.23)	—	(0.23)
2019	9.78	0.29	(0.02)	0.27	(0.29)	—	(0.29)
2018	9.76	0.25	0.02	0.27	(0.25)	—	(0.25)
2017	9.78	0.28	(0.02)	0.26	(0.28)	—	(0.28)
2016	9.78	0.29	— (2)	0.29	(0.29)	—	(0.29)
Retail Class Shares
2021†	$9.61	$0.10	$0.02	$0.12	$(0.10)	$—	$(0.10)
2020	9.72	0.23	(0.13)	0.10	(0.21)	—	(0.21)
2019	9.74	0.26	(0.01)	0.25	(0.27)	—	(0.27)
2018	9.73	0.21	0.02	0.23	(0.22)	—	(0.22)
2017	9.75	0.25	(0.02)	0.23	(0.25)	—	(0.25)
2016	9.75	0.27	— (2)	0.27	(0.27)	—	(0.27)
RiverPark Long/Short Opportunity Fund
Institutional Class Shares
2021†	$16.59	$(0.10)	$1.22	$1.12	$—	$—	$—
2020	12.59	(0.16)	5.56	5.40	(0.11)	(1.29)	(1.40)
2019	13.95	(0.10)	0.02	(0.08)	(0.11)	(1.17)	(1.28)
2018	12.37	(0.22)	1.95	1.73	(0.09)	(0.06)	(0.15)
2017	10.29	(0.20)	2.28	2.08	—	—	—
2016	10.09	(0.18)	0.38	0.20	—	—	—
Retail Class Shares
2021†	$16.41	$(0.12)	$1.19	$1.07	$—	$—	$—
2020	12.46	(0.21)	5.53	5.32	(0.08)	(1.29)	(1.37)
2019	13.81	(0.13)	0.03	(0.10)	(0.08)	(1.17)	(1.25)
2018	12.24	(0.24)	1.93	1.69	(0.06)	(0.06)	(0.12)
2017	10.21	(0.22)	2.25	2.03	—	—	—
2016	10.03	(0.17)	0.35	0.18	—	—	—

The accompanying notes are an integral part of the financial statements.

Net Asset Value, End of Period	Total Return*		Net Assets, End of Period (000)	Ratio of Net Expenses to Average Net Assets		Ratio of Total Expenses to Average Net Assets, Excluding Advisor Waiver Recapture	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$9.66	1.28	%‡	$821,822	0.90%		0.90%	2.42%	111%
9.65	1.26		653,883	0.90		0.90	2.45	266
9.76	2.81		777,925	0.88		0.88	2.96	112
9.78	2.79		863,978	0.89		0.89	2.57	193
9.76	2.67		749,232	0.87		0.87	2.89	194
9.78	3.05		606,510	0.84		0.84	2.98	114

$9.63	1.27	%‡	$70,608	1.17%		1.17%	2.13%	111%
9.61	1.01		65,998	1.05		1.05	2.35	266
9.72	2.56		31,196	1.18		1.18	2.68	112
9.74	2.53		49,619	1.18		1.18	2.16	193
9.73	2.42		115,916	1.16		1.16	2.53	194
9.75	2.81		275,037	1.08		1.08	2.74	114

$17.71	6.75	%‡	$403,245	1.74%		1.74%	(1.14)%	23%
16.59	47.71		304,772	1.75		1.75	(1.12)	28
12.59	0.75		79,984	2.18	(3)	2.18	(0.83)	63
13.95	14.19	(4)	102,042	3.28	(5)	3.28	(1.67)	59
12.37	20.21		85,001	3.17	(6)	3.17	(1.81)	24
10.29	1.98		104,030	3.13	(7)(8)	3.12	(1.75)	40

$17.48	6.52	%‡	$75,288	2.00%		2.03%	(1.40)%	23%
16.41	47.47		64,411	2.00		2.03	(1.41)	28
12.46	0.50		4,012	2.38	(3)	2.48	(1.04)	63
13.81	14.06	(4)	4,309	3.48	(5)	3.58	(1.86)	59
12.24	19.88		3,492	3.38	(6)	3.49	(2.03)	24
10.21	1.79		3,824	3.33	(7)(8)	3.31	(1.70)	40

*	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares.
†	Unless otherwise indicated, all ratios for the period have been annualized.
‡	Not Annualized.
(1)	Per share data was calculated using average shares for the period.
(2)	Amount represents less than $0.01 per share.
(3)

Dividend expense and stock loan fee totaled 0.38% of average net assets for the period ended September 30, 2019. Had these expenses not been included the ratios would have been 1.80% and 2.00%, respectively. As of April 1, 2019, dividend expense and stock loan fees on short positions were eliminated on a going forward basis.

(4)	Total return would have been lower had certain fees not been waived and/or expenses assumed by Adviser during the period.
(5)

Dividend expense and stock loan fee totaled 1.48% of average net assets for the period ended September 30, 2018. Had these expenses not been included the ratios would have been 1.80% and 2.00%, respectively.

(6)

Dividend expense and stock loan fee totaled 1.38% of average net assets for the period ended September 30, 2017. Had these expenses not been included the ratios would have been 1.79% and 2.00%, respectively.

(7)	Ratios include previously waived investment advisory fees recovered.
(8)

Dividend expense and stock loan fee totaled 1.35% of average net assets for the year ended September 30, 2016. Had these expenses not been included the ratios would have been 1.78% and 1.98%, respectively.

The accompanying notes are an integral part of the financial statements.

Financial Highlights For a Share Outstanding Throughout Each Period For the Six Month Period Ended March 31, 2021 (Unaudited) For the Year or Period Ended September 30,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (1)	Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Distributions of Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
RiverPark Strategic Income Fund
Institutional Class Shares
2021†	$8.60	$0.23	$0.64	$0.87	$(0.23)	$—	$(0.23)
2020	9.10	0.49	(0.51)	(0.02)	(0.48)	—	(0.48)
2019	9.42	0.41	(0.30)	0.11	(0.43)	—	(0.43)
2018	9.52	0.42	(0.10)	0.32	(0.42)	—	(0.42)
2017	9.43	0.54	0.05	0.59	(0.50)	—	(0.50)
2016	9.49	0.52	(0.04)	0.48	(0.54)	—	(0.54)
Retail Class Shares
2021†	$8.60	$0.22	$0.64	$0.86	$(0.22)	$—	$(0.22)
2020	9.09	0.47	(0.50)	(0.03)	(0.46)	—	(0.46)
2019	9.40	0.39	(0.30)	0.09	(0.40)	—	(0.40)
2018	9.50	0.41	(0.11)	0.30	(0.40)	—	(0.40)
2017	9.42	0.52	0.04	0.56	(0.48)	—	(0.48)
2016	9.48	0.49	(0.04)	0.45	(0.51)	—	(0.51)
RiverPark Floating Rate CMBS Fund
Institutional Class Shares
2021†	$9.02	$(0.02)	$0.07	$0.05	$(0.11)	$—	$(0.11)
2020	9.98	0.31	(0.97)	(0.66)	(0.30)#	— (8)	(0.30)
2019	10.14	0.36	(0.06)	0.30	(0.35)	(0.11)	(0.46)
2018	10.16	0.42	(0.03)	0.39	(0.34)	(0.07)	(0.41)
2017(10)	10.00	0.41	0.09	0.50	(0.34)	—	(0.34)
Retail Class Shares
2021†	$9.01	$(0.04)	$0.08	$0.04	$(0.10)	$—	$(0.10)
2020	9.98	0.28	(0.97)	(0.69)	(0.28)#	— (8)	(0.28)
2019(11)	10.14	0.29	(0.05)	0.24	(0.29)	(0.11)	(0.40)

The accompanying notes are an integral part of the financial statements.

Net Asset Value, End of Period	Total Return*		Net Assets, End of Period (000)	Ratio of Net Expenses to Average Net Assets		Ratio of Total Expenses to Average Net Assets, Excluding Advisor Waiver Recapture	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$9.24	10.32	%‡	$192,062	1.21	%(2)	1.21%	5.11%	109%
8.60	(0.10)		177,850	1.05	(3)	1.05	5.58	109
9.10	1.17		281,043	1.12	(4)	1.12	4.41	39
9.42	3.46		348,726	1.17	(5)	1.17	4.44	55
9.52	6.39		311,573	1.00	(6)	1.00	5.58	62
9.43	5.34		246,474	0.93	(7)	0.93	5.64	69

$9.24	10.32	%‡	$12,780	1.39	%(2)	1.39%	4.98%	109%
8.60	(0.36)		10,479	1.22	(3)	1.22	5.40	109
9.09	1.02		18,367	1.33	(4)	1.33	4.20	39
9.40	3.19		38,974	1.43	(5)	1.43	4.30	55
9.50	6.01		101,579	1.29	(6)	1.29	5.50	62
9.42	5.08		361,203	1.24	(7)	1.24	5.32	69

$8.96	0.56	%‡	$56,270	0.85%		0.92%	(0.38)%	21%
9.02	(6.63)		333,855	0.85		0.87	3.31	85
9.98	3.15		191,548	0.90	(9)	0.93	3.64	87
10.14	3.79		48,130	1.00		1.00	4.12	84
10.16	5.07		58,301	1.00		1.39	4.07	10 **

$8.95	0.43	%‡	$1,228	1.25%		1.26%	(0.81)%	21%
9.01	(6.96)		3,886	1.16		1.16	3.02	85
9.98	2.50		2,329	1.24		1.24	3.24	87

*	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares.
†	Unless otherwise indicated, all ratios for the period have been annualized.
‡	Not Annualized.
#	Includes return of capital of $0.0002 per share.
**	Excludes effect of in-kind transfers.
(1)	Per share data was calculated using average shares for the period.
(2)

Dividend expense and Interest expense totaled 0.29% of average net assets for the period ended March 31, 2021. Had these expenses not been included the ratios would have been 0.92% and 1.10%, respectively.

(3)

Dividend expense and Interest expense totaled 0.14% of average net assets for the year ended September 30, 2020. Had these expenses not been included the ratios would have been 0.91% and 1.08%, respectively.

(4)

Dividend expense and stock loan fee totaled 0.22% of average net assets for the year ended September 30, 2019. Had these expenses not been included the ratios would have been 0.90% and 1.11%, respectively.

(5)

Dividend expense and stock loan fee totaled 0.26% of average net assets for the year ended September 30, 2018. Had these expenses not been included the ratios would have been 0.91% and 1.17%, respectively.

(6)

Dividend expense and stock loan fee totaled 0.13% of average net assets for the year ended September 30, 2017. Had these expenses not been included the ratios would have been 0.87% and 1.16%, respectively.

(7)

Dividend expense and stock loan fee totaled 0.09% of average net assets for the year ended September 30, 2016. Had these expenses not been included the ratios would have been 0.84% and 1.15%, respectively.

(8)	Amounts represent less than $.01 per share.
(9)

During the period, the Expense Limitation Agreement was amended on two separate occasions. The amendments were made effective March, 21, 2019 and July 1, 2019 whereby the Total Annual Fund Operation Expenses After Fee Waiver and for Expense Reimbursement would not exceed, on an annual basis 0.90% and 0.85%, respectively for the Institutional Class Shares.

(10)	Commenced operations on October 3, 2016. All ratios for the period have been annualized, except for the Total Return and Portfolio Turnover Rate.
(11)	Commenced operations on November 12, 2018. All ratios for the period have been annualized, except for the Total Return and Portfolio Turnover Rate.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements March 31, 2021 (Unaudited)

1. Organization

RiverPark Funds Trust (the “Trust”), was formed on June 22, 2010 as an open-end registered management investment company under the Investment Act of 1940. As of March 31, 2021, the Trust was comprised of six funds: the RiverPark Large Growth Fund, Wedgewood Fund, RiverPark Short Term High Yield Fund, RiverPark Long/Short Opportunity Fund, RiverPark Strategic Income Fund and the RiverPark Floating Rate CMBS Fund (each a “Fund” and collectively the “Funds”). The investment objective of the RiverPark Large Growth Fund and Wedgewood Fund is to seek long term capital appreciation. The investment objective of the RiverPark Short Term High Yield Fund, RiverPark Strategic Income Fund and the RiverPark Floating Rate CMBS Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the RiverPark Long/Short Opportunity Fund is to seek long-term capital appreciation while managing downside volatility. Each of the Funds is diversified with the exception of the Wedgewood Fund and the RiverPark Floating Rate CMBS Fund which are non-diversified. Each Fund is registered to offer Institutional Class Shares and Retail Class Shares. Each of the Funds, except the RiverPark Short Term High Yield Fund and the RiverPark Floating Rate CMBS Fund, have registered Class C Shares but they are not intended to be offered at this time. Each class differs as to ongoing fees.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

Valuation of Investments — Securities listed on a national securities exchange or traded on the NASDAQ system are valued on their last sale price. Portfolio securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price on each business day for the New York Stock Exchange (“NYSE”). If there is no such reported sale on an exchange or NASDAQ, the portfolio security will be valued at the mean between the most recent quoted bid and asked price. Price information on listed securities is taken from the exchange where the security is primarily traded. Other equity securities and debt securities for which market quotations are readily available are valued at the mean between their bid and asked price, except that debt securities maturing within 60 days are valued on an amortized cost basis. Debt securities are valued according to the broadest and most representative market, which will ordinarily be over-the-counter. Debt securities may be valued based on prices provided by a pricing service when such prices are believed to reflect the fair value of such securities. Securities for which market quotations are not readily available are valued at fair value as determined in good faith through consideration of other factors in accordance with procedures adopted by, and under the general supervision of, the Board of Trustees (“the Board”).

To the extent that a Fund invests in non-U.S. dollar denominated securities, the value of all assets and liabilities not denominated in United States dollars will be translated into United States dollars on the valuation date. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each day the NYSE is open for business (a “business day”). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in various foreign markets on days, which are not business days in New York, and on which net asset value is not calculated. Such calculation does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the NYSE will not be reflected in a Fund’s calculation of net assets unless the Trustees deem that the particular event would materially affect net asset value, in which case an adjustment will be made.

Notes to Financial Statements March 31, 2021 (Unaudited)

2. Summary of Significant Accounting Policies (continued)

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using forward rates provided by an independent source.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, are recorded as an unrealized gain or loss in the Statements of Operations.

In accordance with the authoritative guidance on fair value measurement and disclosure under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For details of the investment classification, refer to the Schedules of Investments, Schedule of Securities Sold Short, Not Yet Purchased, lists of open forward currency contracts, lists of open option contracts and list of open swap contracts.

Securities Sold Short, Not Yet Purchased — As consistent with the RiverPark Strategic Income Fund’s investment objectives, the Fund intends to sell securities short so long as, as a result of that sale, the current value of securities sold short, not yet purchased by the Fund would not exceed 15% of the value of its net assets. A short sale is the sale by a fund of a security, which it does not own in anticipation of purchasing the same security in the future. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds are then obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. Until the security is replaced, the Funds are required to pay the lender amounts equal to any dividends that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, the Funds also may be required to pay a fee, which is shown as an expense for financial reporting purposes. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A realized gain, limited to the price at which the Funds sold the security short, or a realized loss, unlimited in size on a standalone basis, will be recognized upon the close of a short sale.

Until the Funds close their short position or replace the borrowed security, the Funds will maintain a segregated account with its custodian containing marginable securities. The Funds may be required to add to the segregated account as the market price of a shorted security increases. As a result of maintaining and adding to its segregated account, the Funds may maintain higher levels of marginable assets (for example, long equity positions) for collateral needs thus reducing their overall managed assets available for trading purposes.

Notes to Financial Statements March 31, 2021 (Unaudited)

2. Summary of Significant Accounting Policies (continued)

The realized and unrealized gain (loss) from securities sold short, if any, are disclosed separately on the Statements of Operations.

Written/Purchased Options — Each of the Funds may purchase call and put options on securities to seek capital growth or for hedging purposes. Each Fund may also write and sell covered call and put options as well as purchase and write options on stock indices (such as the S&P 500 Index) listed on domestic or foreign securities exchanges or traded in the over-the-counter market for hedging purposes. Additionally, the RiverPark Long/Short Opportunity Fund and RiverPark Strategic Income Fund may sell uncovered call and put options on securities and stock indices.

The RiverPark Long/Short Opportunity Fund and RiverPark Strategic Income Fund may invest up to 50% of the value of their assets, represented by premiums paid, to purchase call and put options on securities and securities indices. The Funds may write covered call and put options on securities and securities indices, so long as the aggregate nominal value does not exceed 200% of the value of its assets.

An option on a security provides the purchaser, or “holder,” with the right, but not the obligation, to purchase, in the case of a “call” option, or sell, in the case of a “put” option, the security or securities underlying the option, for a fixed exercise price up to a stated expiration date. The holder pays a nonrefundable purchase price for the option, known as the “premium.” The maximum amount of risk the purchaser of the option assumes is equal to the premium plus related transaction costs, although the entire amount may be lost. The risk of the seller, or “writer,” however, is potentially unlimited, unless the option is “covered,” which is generally accomplished through the writer’s ownership of the underlying security, in the case of a call option, or the writer’s segregation of an amount of cash or securities equal to the exercise price, in the case of a put option. If the writer’s obligation is not covered, it is subject to the risk of the full change in value of the underlying security from the time the option is written until exercise.

The realized and unrealized gain (loss) from purchased and written options, if any, are disclosed separately on the Statements of Operations. For the RiverPark Long/Short Opportunity Fund, subject to equity risk exposure, the net realized loss on written options was $6,279 (000) for the period ended March 31, 2021 (See Note 3 for risk exposures on the RiverPark Strategic Income Fund).

For the period ended March 31, 2021, the average delta-adjusted monthly market value of equity options was as follows (000):

Purchased Options
RiverPark Long/Short Opportunity Fund	$—
RiverPark Strategic Income Fund	$115
Written Options
RiverPark Long/Short Opportunity Fund	$(15,241)
RiverPark Strategic Income Fund	$(1,321)

Swap Agreements — The Funds may invest in equity-linked securities, including, but not limited to, participation notes, certificates, and equity swaps. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or a single stock. To the extent that the Funds invest in equity-linked securities whose return corresponds to the performance of a foreign security index or one or more foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign securities and subject to each Fund’s restrictions on investments in foreign securities.

Equity swaps allow the parties to a swap agreement to exchange the dividend income or other components of return on an equity investment (for example, a group of equity securities or an index) for a component of return on another non-equity or equity investment. An equity swap may be used by a Fund to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment may be restricted for legal reasons or is otherwise deemed

Notes to Financial Statements March 31, 2021 (Unaudited)

2. Summary of Significant Accounting Policies (continued)

impractical or disadvantageous. Equity swaps may also be used for hedging purposes or to seek to increase exposure and total return. A Fund’s ability to enter into certain swap transactions may be limited by tax considerations. The counterparty to an equity swap contract will typically be a bank, investment banking firm or broker/dealer.

Equity swaps are derivatives and their value can be very volatile. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the counterparty to an equity swap defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the cost of the underlying asset without the use of leverage. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates. To the extent that the Adviser does not accurately analyze and predict the potential relative fluctuation of the components swapped with another party, a Fund may suffer a loss. Because equity swaps can be illiquid, a Fund may be unable to terminate its obligations when desired. When entering into swap contracts, a Fund must “set aside” liquid assets, or engage in other appropriate measures to “cover” its obligation under the swap contract.

Swaps are marked-to-market daily and are valued at the unrealized appreciation or depreciation on the instrument based upon quotations from market makers or a pricing service and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statements of Operations. Net change unrealized gain on swap contracts was $3,615 (000) for the period ended March 31, 2021. Periodic reset payments on the total return swap are inclusive of interest, commissions and dividends, which are recorded as part of the net realized gains and losses in the Statements of Operations. Net realized loss on swap contracts was $37,711 (000) for the period ended March 31, 2021. For the period ended March 31, 2021, (subject to equity risk exposure) the average notional value of equity swaps was as follows (000):

RiverPark Long/Short Opportunity Fund
Average Monthly Notional Value Long	$50,278
Average Monthly Notional Value Short	$(113,872)

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Funds in the future, or requires increased fees, which could impair the Funds’ ability to achieve their investment objective. A counterparty may also increase its collateral requirements, which may limit the Funds’ ability to use leverage and reduce investment returns. In addition, if the Funds cannot locate a counterparty willing to enter into transactions with the Funds, they will not be able to implement their investment strategy. For the period ended March 31, 2021, the RiverPark Long/Short Opportunity Fund entered into swap agreements with only one counterparty, Goldman Sachs International.

To reduce counterparty risk with respect to Over-the-Counter (“OTC”) transactions, the Funds have entered into master netting arrangements, established within the Funds’ International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Funds to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in purchased equity options and swaps for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds.

Notes to Financial Statements March 31, 2021 (Unaudited)

2. Summary of Significant Accounting Policies (continued)

The following is a summary by counterparty of the market value of swap agreements and collateral (received)/pledged for the RiverPark Long/Short Opportunity Fund as of March 31, 2021 (000)*†:

			Gross Amounts not offset in the Statements of Assets and Liabilities
Gross Amounts of Recognized Assets	Gross Amounts Offsets in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments for Offset	Cash Collateral Received (Pledged)*	Net Amount
$14,910	$–	$14,910	$(10,498)	$–	$4,412

			Gross Amounts not offset in the Statements of Assets and Liabilities
Gross Amounts of Recognized Liabilities	Gross Amounts Offsets in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments for Offset	Cash Collateral Received (Pledged)*	Net Amount
$(10,498)	$–	$(10,498)	$10,498	$–	$–

†

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from swaps can only be netted across transactions governed under the same master agreement with the same legal entity.

*

Collateral received/pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amount received/pledged may exceed this amount and may fluctuate in value.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance.

Master Limited Partnerships — The Funds may invest in master limited partnerships (“MLPs”). MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include interest, dividend, real property rent, gain from sale or other disposition of real property and income from activities such as

Notes to Financial Statements March 31, 2021 (Unaudited)

2. Summary of Significant Accounting Policies (continued)

the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. MLPs that are formed as limited liability companies generally have two analogous classes of owners, the managing member and the members. For purposes of this section, references to general partners also apply to managing members and references to limited partners also apply to members. The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an equity interest of as much as 2% in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the MLP through ownership of common units and have a limited role in the MLP’s operations and management.

An investment in MLP units involves certain risks which differ from an investment in the securities of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest exist between common unit holders and the general partner, including those arising from incentive distribution payments. As a partnership, an MLP has no tax liability at the entity level. If, as a result of a change in current law or a change in an MLP’s business, an MLP were treated as a corporation for federal income tax purposes, such MLP would be obligated to pay federal income tax on its income at the corporate tax rate. If an MLP were classified as a corporation for federal income tax purposes, the amount of cash available for distribution by the MLP would be reduced and distributions received by investors would be taxed under federal income tax laws applicable to corporate dividends (as dividend income, return of capital, or capital gain). Therefore, treatment of an MLP as a corporation for federal income tax purposes would result in a reduction in the after-tax return to investors, likely causing a reduction in the value of the Funds’ shares. Dividends from MLPs are recorded on the ex-dividend date.

Investment Transactions — Security transactions are accounted for on the trade date, the date the order to buy or sell is executed. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Discounts or premiums are accreted or amortized to interest income using the effective interest method. Interest income is recognized on the accrual basis from settlement date. Dividend income and expenses and other distributions are recorded on the ex-dividend date, except certain dividends and distributions from foreign securities which are recorded as soon as a Fund is informed after the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Defaulted Investments — Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses — Expenses of the Trust that can be directly attributed to a particular Fund are borne by that Fund. Expenses which cannot be directly attributed to a Fund are apportioned among the Funds of the Trust based on the number of Funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from

Notes to Financial Statements March 31, 2021 (Unaudited)

2. Summary of Significant Accounting Policies (continued)

foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — Each Fund may, but is not obligated to, enter into forward foreign currency exchange contracts (“forward contracts”) in order to protect against uncertainty in the level of future foreign exchange rates in the purchases and sale of securities. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for commissions, they do realize a profit based on the difference between the price at which they are buying and selling various currencies. Although forward contracts are intended to minimize currency risk — the risk of loss due to a decline in the value of the hedged currencies — at the same time, they tend to limit any potential gain which might result should the value of such currencies increase. As of March 31, 2021, the RiverPark Strategic Income Fund and the RiverPark Short Term High Yield Fund held forward contracts as currency hedges against foreign bonds. It is the Funds’ policy to present the gross unrealized appreciation and gross unrealized depreciation of the forward contracts separately on the Statements of Assets and Liabilities, as the Funds do not have a master netting agreement with the counterparty to the forward contracts. As of March 31, 2021, the RiverPark Short Term High Yield Fund and RiverPark Strategic Income Fund entered into one-month forward contracts with one counterparty, Brown Brothers Harriman. In accordance with this policy, the unrealized appreciation and depreciation as of March 31, 2021, is presented as unrealized appreciation or depreciation on forward foreign currency contracts on the Statements of Assets and Liabilities. Realized and change in unrealized gains (losses) on forward foreign currency contracts are disclosed separately on the Statements of Operations. For the period ended March 31, 2021, subject to currency risk exposure, the average balances of the forward contracts were as follows (000) (See Note 3 for risk exposures on the RiverPark Strategic Income Fund).

Average Monthly Notional Contracts:
RiverPark Strategic Income Fund	$16,671
RiverPark Short Term High Yield Fund	$26,710

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders annually for the RiverPark Large Growth Fund, Wedgewood Fund and RiverPark Long/Short Opportunity Fund, and declared and paid monthly for the RiverPark Short Term High Yield Fund, RiverPark Strategic Income Fund and the RiverPark Floating Rate CMBS Fund. Dividends and distributions are recorded on the ex-dividend date. Any net realized capital gains will be distributed at least annually by the Funds.

Income Taxes — Each Fund intends to qualify or continue to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, each Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of, and changes to, tax laws, regulations and interpretations thereof.

As of and during the six-month period ended March 31, 2021, the Funds did not have a tax liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any significant interest or penalties.

Notes to Financial Statements March 31, 2021 (Unaudited)

2. Summary of Significant Accounting Policies (continued)

Cash and Cash Equivalents — Cash equivalents include short-term, highly liquid investments with a maturity date at time of purchase of three months or less. The Company maintains cash and cash equivalent balances which, at times during the period, exceeded the $250,000 amount insured by the Federal Deposit Insurance Corporation. The Manager manages the risk of loss by banking with major institutions.

3. Derivatives Transactions

The following tables include RiverPark Strategic Income Fund’s exposure by type of risk on derivatives held throughout the period.

The fair value of derivative instruments as of March 31, 2021, was as follows (000):

	Assets Derivatives March 31, 2021 Statement of Assets and Liability Location	Fair Value	Liabilities Derivatives March 31, 2021 Statement of Assets and Liability Location	Fair Value
Derivatives not accounted for as hedging instruments under GAAP:
Foreign exchange contracts (Currency Risk)	Net Assets — Unrealized appreciation on forward foreign currency contracts	$485	Net Assets — Unrealized depreciation on forward foreign currency contracts	$21
Equity contracts (Equity Risk)	Purchased options, at value	14	Written options, at value	126
Total Derivatives not accounted for as hedging instruments under GAAP		$499		$147

The effect of derivative instruments on the Statement of Operations for the period ended March 31, 2021, was as follows:

The amount of realized gain (loss) on derivatives recognized in income (000):

Derivatives not accounted for as hedging instruments under GAAP	Forward Foreign Currency Contracts	Purhased Options	Written Options	Totals
Foreign exchange contracts (Currency Risk)	$(444)	$—	$—	$(444)
Equity contracts (Equity Risk)	—	(106)	256	150
Total	(444)	(106)	256	(294)

Notes to Financial Statements March 31, 2021 (Unaudited)

3. Derivatives Transactions (continued)

The amount of unrealized appreciation (depreciation) on derivatives recognized in income (000):

Derivatives not accounted for as hedging instruments under GAAP	Forward Foreign Currency Contracts	Purchased Options	Written Options	Totals
Foreign exchange contracts (Currency Risk)	$338	$—	$—	$338
Equity contracts (Equity Risk)	—	66	(136)	(70)
Total	338	66	(136)		(294)

4. Agreements

Investment Advisory Agreement — RiverPark Advisors, LLC (“RiverPark”) serves as the Funds’ investment adviser (the “Adviser”). The Adviser has contractually agreed to waive its fees and to absorb expenses of each Fund through January 31, 2022 to the extent necessary to ensure that ordinary operating expenses of each class (excluding interest, brokerage commissions, dividends on short sales and interest expense on securities sold short, not yet purchased, acquired fund fees and expenses and extraordinary expenses) do not exceed, on an annual basis, certain levels as set forth below.

The table below shows the rate of each Funds’ investment advisory fee and the Adviser’s contractual expense limitation for each Fund:

Fund	Advisory Fee Before Contractual Fee Reduction	Expense Limitation (Institutional Class)	Expense Limitation (Retail Class)	Expense Limitation (Class C)*
RiverPark Large Growth Fund	0.65%	1.00%	1.25%	2.00%
Wedgewood Fund	0.65%	1.00%	1.25%	2.00%
RiverPark Short Term High Yield Fund	0.65%	1.00%	1.25%	N/A
RiverPark Long/Short Opportunity Fund	1.50%	1.85%	2.00%	2.85%
RiverPark Strategic Income Fund	0.65%	1.00%	1.25%	2.00%
RiverPark Floating Rate CMBS Fund	0.65%	0.85%	1.25%	N/A

*	Class C Shares are not currently being offered for sale to investors.

The Funds have each agreed to repay the Adviser in the amount of any fees waived and Fund expenses absorbed, subject to the limitations that: (1) the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement; and (2) the reimbursement will not be made if it would cause the annual expense limitation in effect at the time of the waiver or at the time of the reimbursement to be exceeded. This arrangement will remain in effect unless and until the Board approves its modification or termination. The Adviser can recapture any fees it has waived within a three-year period subject to the applicable annual rates in the above table.

Notes to Financial Statements March 31, 2021 (Unaudited)

4. Agreements (continued)

For the period ended March 31, 2021, the Adviser fee waiver analysis is as follows:

	Unexpired Fee Waivers at September 30, 2020	Fees Waived for the Period Ended March 31, 2021	Fees Recaptured for the Period Ended March 31, 2021	Fees Waivers Expired for the Period Ended March 31, 2021	Unexpired Fee Waivers at March 31, 2021
RiverPark Long/Short Opportunity Fund	$13,586	$9,336	$(299)	$—	$22,623
RiverPark Floating Rate CMBS Fund	103,129	42,513	—	—	145,642

	Expiring 2021	Expiring 2022	Expiring 2023	Expiring 2024	Total
RiverPark Long/Short Opportunity Fund	$2,895	$3,405	$6,987	$9,336	$22,623
RiverPark Floating Rate CMBS Fund	7,344	35,731	60,054	42,513	145,642

RiverPark provides day-to-day portfolio management services to the RiverPark Large Growth Fund, RiverPark Long/Short Opportunity Fund and the RiverPark Floating Rate CMBS Fund. The Adviser has discretion to purchase and sell securities in accordance with these Funds’ objectives, policies, and restrictions.

RiverPark oversees the day-to-day portfolio management services provided by the following sub-advisers:

Fund	Investment Sub-Adviser
Wedgewood Fund	Wedgewood Partners, Inc.
RiverPark Short Term High Yield Fund	Cohanzick Management, LLC
RiverPark Strategic Income Fund	Cohanzick Management, LLC

The discretion to purchase and sell securities in accordance with these Funds’ objectives, policies, and restrictions has been delegated by the Adviser to Wedgewood Partners, Inc. (“Wedgewood”) and Cohanzick Management, LLC with regard to each respective Fund to which such parties serve as sub-adviser. The Adviser pays the sub-advisers a monthly fee based upon the net assets managed by such sub-adviser from the management fee paid to the Adviser pursuant to the Investment Advisory Agreement. The Funds are not responsible for the payment of the sub-advisory fees.

RiverPark (and its affiliated advisers) and Wedgewood may be considered to be affiliates as RiverPark shareholders own approximately 6% of Wedgewood Partners. For its services as sub-adviser to the Wedgewood Fund, Wedgewood is entitled to a fee to be paid from RiverPark’s adviser fee, and such fee is calculated daily and paid monthly at an annual rate of 0.325% of Wedgewood Fund’s average net assets in excess of $50,000,000.

Administrator, Custodian and Transfer Agent — SEI Investments Global Funds Services (the “Administrator”) serves as the Funds’ administrator pursuant to an Administration Agreement under which the Administrator provides administrative and accounting services. Effective October 1, 2020, the Board of Trustees has adopted an administrative services plan according to which each Fund may pay administrative services fees at an annual rate of up to 0.20% and 0.15% of the average daily net assets of the Retail Class Shares and Institutional Class Shares, respectively, of a Fund to various administrative servicing agents for providing administrative, recordkeeping and support servicing to their clients who own shares of the Funds. Because these administrative servicing fees are paid out of assets attributable to each Fund’s

Notes to Financial Statements March 31, 2021 (Unaudited)

4. Agreements (continued)

Retail Class Shares and Institutional Class Shares on an ongoing basis, over time these fees will increase the cost of an investment in such shares and may cost more than other types of sales charges. For the period ended March 31, 2021 the Funds incurred the following fees for these services in the table below:

Fund	Administration Fees
RiverPark Large Growth Fund	$20,876
Wedgewood Fund	11,395
RiverPark Short Term High Yield Fund	229,226
RiverPark Long/Short Opportunity Fund	126,184
RiverPark Strategic Income Fund	53,026
RiverPark Floating Rate CMBS Fund	35,174

Brown Brothers Harriman & Co. (the “Custodian”) serves as the Funds’ custodian pursuant to a Custodian Agreement.

DST Systems, Inc. (the “Transfer Agent”) serves as the Funds’ transfer agent pursuant to an Agency Agreement.

Distribution Agreement — SEI Investments Distribution Co., a wholly-owned subsidiary of SEI Investments Company and an affiliate of the Administrator (the “Distributor”) serves as the Funds’ distributor pursuant to a Distribution Agreement.

The Trust has adopted a shareholder services plan under which a shareholder servicing fee may be paid at an annual rate of up to 0.25% of average daily net assets attributable to Retail Class Shares and Institutional Class Shares of the Funds to banks and their affiliates and other institutions, including broker-dealers, as compensation for providing non-distribution related shareholder services. Aggregate compensation for the Institutional Class Shares will not exceed on an annual basis 0.15% of the average daily net assets of such class. As of March 31, 2021, there were no shareholder servicing fees charged to Institutional Class Shares.

The Trust has adopted an administrative services plan under which each Fund may pay a non-distribution related administrative services fee at an annual rate of up to 0.20% and 0.15% of the average daily net assets of the Retail Class Shares and Institutional Class Shares, respectively, to financial institutions, retirement plans, broker-dealers, depository institutions, institutional shareholders of record, registered investment advisers and other financial intermediaries and various brokerage firms or other industry recognized service providers of fund supermarkets or similar programs who provide administrative, recordkeeping and support servicing to their customers.

Other — Certain officers and Trustees of the Trust are also officers of the Adviser and the Administrator. Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer (“CCO”) and any staff are paid for by the Funds as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers as required by SEC regulations.

Notes to Financial Statements March 31, 2021 (Unaudited)

5. Investment Transactions

The cost of security purchases and proceeds from security sales and maturities, other than short-term investments, short sales, purchases to cover, written and purchased options, and short-term securities for the period ended March 31, 2021, were as follows:

Fund	Purchases (000)	Proceeds from Sales and Maturities (000)
RiverPark Large Growth Fund	$21,613	$19,158
Wedgewood Fund	3,761	14,565
RiverPark Short Term High Yield Fund	2,052,265	224,776
RiverPark Long/Short Opportunity Fund	144,477	92,763
RiverPark Strategic Income Fund	152,833	130,761
RiverPark Floating Rate CMBS Fund	23,193	296,934

6. Federal Tax Information

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in capital or distributable earnings, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the last two years ended September 30, 2020 and 2019 were as follows (000):

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
RiverPark Large Growth Fund
2020	$—	$6,004	$—	$6,004
2019	—	6,064	—	6,064
Wedgewood Fund
2020	—	35,641	—	35,641
2019	—	98,087	—	98,087
RiverPark Short Term High Yield Fund
2020	16,399	—	—	16,399
2019	25,307	—	—	25,307
RiverPark Long/Short Opportunity Fund
2020	—	9,225	—	9,225
2019	—	8,972	—	8,972
RiverPark Strategic Income Fund
2020	12,358	—	—	12,358
2019	15,912	—	—	15,912
RiverPark Floating Rate CMBS Fund
2020	8,677	6	8	8,691
2019	4,065	536	—	4,601

Notes to Financial Statements March 31, 2021 (Unaudited)

6. Federal Tax Information (continued)

As of September 30, 2020, the components of distributable earnings/(accumulated losses) on a tax basis were as follows (000):

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforward	Post-October Losses	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Late Year Loss Deferral	Total Distributable Earnings (Accumulated Losses)
RiverPark Large Growth Fund	$—	$4,573	$—	$—	$29,124	$1	$(213)	$33,485
Wedgewood Fund	930	20,529	—	—	9,201	(1)	—	30,659
RiverPark Short Term High Yield Fund	1,007	—	(17,840)	(9,484)	(3,225)	(1,049)	—	(30,591)
RiverPark Long/Short Opportunity Fund	—	—	—	(9,707)	94,665	(2,322)	(1,689)	80,947
RiverPark Strategic Income Fund	698	—	(55,993)	(8,789)	(19,330)	(712)	—	(84,126)
RiverPark Floating Rate CMBS Fund	—		—	(5,883)	(13,896)	—	—	(19,779)

Post-October losses represent losses realized on investment transactions from November 1, 2019 through September 30, 2020, that, in accordance with Federal income tax regulations, the Funds elect to defer and treat as having arisen in the following fiscal year.

Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2020 through September 30, 2020 and specified losses realized on investment transactions from November 1, 2019 through September 30, 2020.

The RiverPark Short Term High Yield Fund, RiverPark Long/Short Opportunity Fund, RiverPark Strategic Income Fund and RiverPark Floating Rate CMBS Fund had Post-October losses of $9,483,580, $9,706,926, $8,789,542 and $5,882,792, respectively. The RiverPark Large Growth Fund and RiverPark Long/Short Opportunity Fund, had late-year losses of $212,712 and $1,689,242, respectively. The Funds elect to treat each as having arisen in the following fiscal year.

Funds are permitted to carry forward capital losses indefinitely and such losses will retain their character as either short-term or long-term. As of September 30, 2020, the Funds had capital loss carryforwards as follows (000):

	Short-Term Loss	Long-Term Loss	Total
RiverPark Short Term High Yield Fund	$12,795	$5,045	$17,840
RiverPark Strategic Income Fund	8,961	47,032	55,993

During the year ended September 30, 2020, the following funds utilized capital loss carryforwards to offset capital gains as follows (000):

	Short-Term Loss	Long-Term Loss	Total
RiverPark Short Term High Yield Fund	$76	$—	$76

For federal income tax purposes, the cost of investments owned at September 30, 2020 and the net realized gains or losses on securities sold for the period could be different from amounts reported for financial reporting purposes, due to partnership basis adjustments and book versus tax adjustments such as wash sales which cannot be used for federal

Notes to Financial Statements March 31, 2021 (Unaudited)

6. Federal Tax Information (continued)

income tax purposes in the current year and have been deferred for use in future years. The federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, foreign currency and derivatives held by the Funds were as follows (000):

Fund	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
RiverPark Large Growth Fund	$43,816	$36,572	$(181)	$36,391
Wedgewood Fund	25,720	12,703	—	12,703
RiverPark Short Term High Yield Fund	871,645	2,727	(1,381)	1,346
RiverPark Long/Short Opportunity Fund	328,949	139,430	(3,634)	135,796
RiverPark Strategic Income Fund	200,343	5,673	(12,789)	(7,116)
RiverPark Floating Rate CMBS Fund	51,265	869	(45)	824

Amounts designated as “—” are either $0 or have been rounded to $0.

7. Risks

The RiverPark Short Term High Yield Fund and RiverPark Strategic Income Fund invest in fixed-income instruments that are or are rated below investment grade by Moody’s Investors Service, Inc. and Standard & Poor’s Corporation and accordingly involve greater risk. Such securities are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk to adverse conditions. These securities offer higher returns than bonds with higher ratings as compensation for holding an obligation of an issuer perceived to be less creditworthy. Changes in economic conditions or developments regarding issuers of non-investment grade debt securities are more likely to cause price volatility and weaken the capacity of such issuers to make principal and interest payments than is the case for higher grade debt securities. In addition, the market for lower grade debt securities may be thinner and less active than for higher grade debt securities.

High-yield securities are generally not exchange-traded and, as a result, these instruments trade in a smaller secondary market than exchange-traded bonds. In addition, the Funds invest in bonds of issuers that do not have publicly traded equity securities, making it more difficult to hedge the risks associated with such investments.

The RiverPark Short Term High Yield Fund and RiverPark Strategic Income Fund may invest in securities of companies that are experiencing significant financial or business difficulties, including companies involved in bankruptcy or other reorganization and liquidation proceedings. Although such investments may result in significant returns to the Funds, they involve a substantial degree of risk.

The RiverPark Long/Short Opportunity Fund and RiverPark Strategic Income Fund are exposed to the risks of using leverage and short sales. The RiverPark Long/Short Opportunity Fund and RiverPark Strategic Income Fund may use leverage. Leverage is the practice of borrowing money to purchase securities. These investment practices involve special risks. Leverage can increase the investment returns of the RiverPark Long/Short Opportunity Fund and RiverPark Strategic Income Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing. However, if the securities decrease in value, the RiverPark Long/Short Opportunity Fund and RiverPark Strategic Income Fund will suffer a greater loss than would have resulted without the use of leverage. A short sale is the sale by the RiverPark Long/Short Opportunity Fund and RiverPark Strategic Income Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position. A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the RiverPark Long/Short Opportunity Fund and RiverPark Strategic Income Fund will recognize a loss. The risk on a standalone or unhedged short sale is unlimited because the RiverPark Long/Short

Notes to Financial Statements March 31, 2021 (Unaudited)

7. Risks (continued)

Opportunity Fund and RiverPark Strategic Income Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions. With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security.

The RiverPark Long/Short Opportunity Fund and RiverPark Strategic Income Fund are able to invest in options which expose investors to the risks inherent in trading options. These risks include, but are not limited to, volatile movements in the price of the underlying instrument and misjudgments as to the future prices of the options and/or the underlying instrument. Increased option volatility can increase both the profit potential and the risk associated with a fund’s trading. While volatility can be monitored and reacted to, there is no cost-effective means of hedging against market volatility.

Selling options creates additional risks. The seller of a “naked” call option (or the seller of a put option who has a short position in the underlying instrument) is subject to the risk of a rise in the price in the underlying instrument above the strike price, which risk is reduced only by the premium received for selling the option. In exchange for the proceeds received from selling the call option (in lieu of an outright short position), the option seller gives up (or will not participate in) all of the potential gain resulting from a decrease in the price of the underlying instrument below the strike price prior to expiration of the option.

The seller of a “naked” put option (or the seller of a call option who has a long position in the underlying instrument) is subject to the risk of a decline in price of the underlying instrument below the strike price, which risk is reduced only by the proceeds received from selling the option. In exchange for the premium received for selling the put option (in lieu of an outright long position), the option seller gives up (or will not participate in) all of the potential gain resulting from an increase in the price of the underlying instrument above the strike price prior to the expiration of the option. Due to the inherent leveraged nature of options, a relatively small adverse move in the price of the underlying instrument may result in immediate and substantial losses to a Fund.

The RiverPark Long/Short Opportunity Fund invests in swaps. The use of swaps is a highly specialized activity that involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. These transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Fund’s direct investments in the reference assets and short sales. Transactions in swaps can involve greater risks than if the RiverPark Long/Short Opportunity Fund had invested directly in the reference asset because, in addition to general market risks, swaps are also subject to illiquidity risk, counterparty risk, credit risk and valuation risk. Because they are two-party contracts and because they may have terms of greater than seven days, swap transactions may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap in the event of the default or bankruptcy of the swap counterparty. Swaps may also be subject to pricing or “basis” risk, which exists when a particular swap becomes extraordinarily expensive relative to historical prices or the price of corresponding cash market instruments. Under certain market conditions it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity. As a registered investment company, the Fund must “set aside” liquid assets (often referred to as “asset segregation”), or engage in other approved measures to “cover” open positions with respect to certain kinds of derivatives instruments. The Fund reserves the right to modify its asset segregation policies in the future to comply with any changes in the SEC’s positions regarding asset segregation.

The RiverPark Long/Short Opportunity Fund is exposed to counterparty credit risk through its investment in swap contracts. The RiverPark Long/Short Opportunity Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of default or bankruptcy of the counterparty, or if the counterparty fails to honor its obligations. The RiverPark Long/Short Opportunity Fund has entered into swap agreements with a single counterparty (Goldman Sachs International), focusing its exposure to the counterparty credit risk of that single counterparty. Furthermore, the swap counterparty’s obligation to the RiverPark Long/Short Opportunity Fund likely will not be collateralized. The RiverPark Long/Short Opportunity Fund typically settles swap agreements on a rolling 13-month basis.

Notes to Financial Statements March 31, 2021 (Unaudited)

7. Risks (continued)

The RiverPark Short Term High Yield Fund and RiverPark Strategic Income Fund may invest in bank loan obligations. The secondary market for loans is a private, unregulated inter-dealer or inter-bank resale market. Purchases and sales of loans are generally subject to contractual restrictions that must be satisfied before a loan can be bought or sold. These restrictions may impede the Fund’s ability to buy or sell loans and may negatively impact the transaction price. It may take longer than seven days for transactions in loans to settle.

The Funds may hold cash, sell investments or temporarily borrow from banks or other lenders to meet short-term liquidity needs due to the extended loan settlement process, such as to satisfy redemption requests from Fund shareholders.

The Wedgewood Fund and RiverPark Floating Rate CMBS Fund are non-diversified, which means that it may hold larger positions in a smaller number of individual securities than if it were diversified. This means that increases or decreases in the value of any of the individual securities owned by the Funds may have a greater impact on the Fund’s net asset value and total return than would be the case in a diversified fund which would likely hold more securities. Therefore, the Fund’s value may fluctuate more, and it could incur greater losses as a result of decreases in the value of any one of its holdings, than if it had invested in a larger number of stocks.

The Information Technology sector is an important sector for growth oriented strategies and thus may represent a large percentage of the investments of RiverPark Large Growth, RiverPark Long/Short and Wedgewood. The sector includes a number of important industries such as software & services, hardware & equipment, and semiconductors. Investments in Information Technology are potentially riskier than investments in more mature industries because the nature of technology is that it is rapidly changing. Therefore, products or services that may initially look promising may subsequently fail or become obsolete and barriers to entry are difficult to determine. Additionally, valuations are often higher, and price movements may be more volatile.

The RiverPark Floating Rate CMBS Fund will invest in commercial real estate debt securities (“CRE Debt”). CRE Debt securities are not backed by the full faith and credit of the U.S. government and are subject to risk of default on the underlying mortgages. CRE Debt may react differently to changes in interest rates than other bonds and the prices of CRE Debt may reflect adverse economic and market conditions. Small movements in interest rates may significantly reduce the value of CRE Debt.

The CRE Debt securities in which the Fund is expected to invest are subject to the risks of the underlying mortgage loans. Commercial mortgage loans are secured by commercial property and are subject to risks of delinquency and foreclosure, and risks of loss. The ability of a borrower to repay a loan secured by an income-producing property typically is dependent primarily upon the successful operation of such property rather than upon the existence of independent income or assets of the borrower. If the net operating income of the property is reduced, the borrower’s ability to repay the loan may be impaired. Net operating income of an income-producing property can be affected by, among other things, tenant mix, success of tenant businesses, property management decisions, property location and condition, competition from comparable types of properties, changes in laws that increase operating expense or limit rents that may be charged, any need to address environmental contamination at the property, the occurrence of any uninsured casualty at the property, changes in national, regional or local economic conditions and/or specific industry segments, declines in regional or local real estate values, declines in regional or local rental or occupancy rates, increases in interest rates, real estate tax rates and other operating expenses, changes in governmental rules, regulations and fiscal policies, including environmental legislation, acts of God, terrorism, social unrest and civil disturbances.

Difficult conditions in the markets for CRE Debt securities and mortgage-related assets as well as the broader financial markets have in the past resulted in a temporary but significant contraction in liquidity for CRE Debt securities. Liquidity relates to the ability of the Fund to sell its investments in a timely manner at a price approximately equal to its value on the Fund’s books. To the extent that the market for CRE Debt securities suffers such a contraction, securities that were considered liquid at the time of investment could become temporarily illiquid, and the Sub-Adviser may experience delays or difficulty in selling assets at the prices at which the Fund carries such assets, which may result in a loss to the Fund. There is no way to predict reliably when such market conditions could re-occur or how long such conditions could persist.

Notes to Financial Statements March 31, 2021 (Unaudited)

7. Risks (continued)

CMBS may involve the risks of delinquent payments of interest and principal, early prepayments and potentially unrecoverable principal loss from the sale of foreclosed property. Subordinated classes of CMBS are generally entitled to receive repayment of principal only after all required principal payments have been made to more senior classes and also have subordinated rights as to receipt of interest distributions. Such subordinated classes are subject to a greater risk of non-payment than are senior classes.

CLOs (collateralized loan obligations) and other similarly structured securities are types of asset-backed securities. The cash flows from the CLO trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the loans in the trust and serves to protect the other, more senior tranches from default. Since it is partially protected from defaults, a senior tranche from CLO trust typically has higher ratings and lower yields than the underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults and aversion to CLO securities as a class. The risks of an investment in a CLO depend largely on the collateral and the class of the CLO in which the Fund invests. Normally, CLOs and other similarly structured securities are privately offered and sold, and thus are not registered under the securities laws.

A more complete description of risks is included in each Fund’s prospectus and statement of additional information.

8. Other

As of March 31, 2021, the Funds had the following concentrations of shareholders holding 10% or more of the outstanding shares of the Funds. These represent omnibus shareholder accounts comprised of one or many individual shareholders.

Fund
RiverPark Large Growth Fund
Institutional Class Shares	68%
Retail Class Shares	89%
Wedgewood Fund
Institutional Class Shares	62%
Retail Class Shares	57%
RiverPark Short Term High Yield Fund
Institutional Class Shares	73%
Retail Class Shares	92%
RiverPark Long/Short Opportunity Fund
Institutional Class Shares	70%
Retail Class Shares	87%
RiverPark Strategic Income Fund
Institutional Class Shares	59%
Retail Class Shares	81%
RiverPark Floating Rate CMBS Fund
Institutional Class Shares	74%
Retail Class Shares	92%

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

Notes to Financial Statements March 31, 2021 (Unaudited)

9. New Accounting Pronouncements

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit LIBOR quotes by the FCA. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Funds’ financial statements and various filings.

10. Subsequent Events

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund’s costs in two ways.

● Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period”.

● Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return—the account values shown may not apply to your specific investment.

	Beginning Account Value 10/1/20	Ending Account Value 3/31/21	Net Annualized Expense Ratios	Expenses Paid During Period**
RiverPark Large Growth Fund — Institutional Class Shares
Actual Fund Return	$1,000.00	$1,216.30	0.91%	$5.03
Hypothetical 5% Return	1,000.00	1,020.39	0.91	4.58

RiverPark Large Growth Fund — Retail Class Shares
Actual Fund Return	1,000.00	1,214.10	1.20	6.62
Hypothetical 5% Return	1,000.00	1,018.95	1.20	6.04

Wedgewood Fund — Institutional Class Shares
Actual Fund Return	1,000.00	1,176.60	0.97	5.26
Hypothetical 5% Return	1,000.00	1,020.09	0.97	4.89

Wedgewood Fund — Retail Class Shares
Actual Fund Return	1,000.00	1,175.20	1.24	6.72
Hypothetical 5% Return	1,000.00	1,018.75	1.24	6.24

Disclosure of Fund Expenses (Unaudited) (Concluded)

	Beginning Account Value 10/1/20	Ending Account Value 3/31/21	Net Annualized Expense Ratios		Expenses Paid During Period**
RiverPark Short Term High Yield Fund — Institutional Class Shares
Actual Fund Return	$1,000.00	$1,012.80	0.90%		$4.52
Hypothetical 5% Return	1,000.00	1,020.44	0.90		4.53

RiverPark Short Term High Yield Fund — Retail Class Shares
Actual Fund Return	1,000.00	1,012.70	1.17		5.87
Hypothetical 5% Return	1,000.00	1,019.10	1.17		5.89

RiverPark Long/Short Opportunity Fund — Institutional Class Shares
Actual Fund Return	1,000.00	1,067.50	1.74		8.97
Hypothetical 5% Return	1,000.00	1,016.26	1.74		8.75

RiverPark Long/Short Opportunity Fund — Retail Class Shares
Actual Fund Return	1,000.00	1,065.20	2.00		10.30
Hypothetical 5% Return	1,000.00	1,014.96	2.00		10.05

RiverPark Strategic Income Fund — Institutional Class Shares
Actual Fund Return	1,000.00	1,103.20	1.21	†	6.34
Hypothetical 5% Return	1,000.00	1,018.90	1.21		6.09

RiverPark Strategic Income Fund — Retail Class Shares
Actual Fund Return	1,000.00	1,103.20	1.39	†	7.29
Hypothetical 5% Return	1,000.00	1,018.00	1.39		6.99

RiverPark Floating Rate CMBS Fund — Institutional Class Shares
Actual Fund Return	1,000.00	1,005.60	0.85		4.25
Hypothetical 5% Return	1,000.00	1,020.69	0.85		4.28

RiverPark Floating Rate CMBS Fund — Retail Class Shares
Actual Fund Return	1,000.00	1,004.30	1.25		6.25
Hypothetical 5% Return	1,000.00	1,018.70	1.25		6.29

**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
†

The annualized expense ratios include dividend expense and interest expense incurred during the six-month period. Annualized dividend expense and interest expense of average net assets totaled 0.29%. Had these expenses not been included the ratios would have been 0.92% and 1.10%, respectively.

INVESTMENT ADVISER

RiverPark Advisors, LLC

156 West 56th Street, 17th Floor

New York, New York 10019

CUSTODIAN

Brown Brothers Harriman & Co.

40 Water Street

Boston, Massachusetts 02109

PRIME BROKER

Goldman Sachs & Co.

200 West Street, 3rd Floor

New York, New York 10282

TRANSFER AGENT

DST Systems, Inc.

333 West 11th Street, 5th Floor

Kansas City, Missouri 64105

ADMINISTRATOR

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, Pennsylvania 19456

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, Ohio 44115

DISTRIBUTOR

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

FUND COUNSEL

Blank Rome LLP

1271 Sixth Avenue

New York, NY 10020

This information must be preceded or accompanied by a
current prospectus for the Trust.

RPF-SA-001-1100

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to unlisted registrants.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Items 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RiverPark Funds Trust

By (Signature and Title)*	/s/ Morty Schaja
Morty Schaja
President

Date: June 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Morty Schaja
Morty Schaja
President

Date: June 8, 2021

By (Signature and Title)*	/s/ Andrew Metzger
Andrew Metzger
Chief Financial Officer and Treasurer

Date: June 8, 2021

*	Print the name and title of each signing officer under his or her signature.